UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5281
                                                      --------

                        Oppenheimer Champion Income Fund
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                             3.6%
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Nextel Communications, Inc.                                                 3.1
--------------------------------------------------------------------------------
R.H. Donnelley Corp.                                                        2.2
--------------------------------------------------------------------------------
Qwest Corp.                                                                 1.5
--------------------------------------------------------------------------------
Windstream Corp.                                                            1.5

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
Treasury                                                                   0.1%
--------------------------------------------------------------------------------
Agency                                                                      3.7
--------------------------------------------------------------------------------
AAA                                                                         6.8
--------------------------------------------------------------------------------
AA                                                                          2.4
--------------------------------------------------------------------------------
A                                                                           1.4
--------------------------------------------------------------------------------
BBB                                                                         8.5
--------------------------------------------------------------------------------
BB                                                                         23.8
--------------------------------------------------------------------------------
B                                                                          33.0
--------------------------------------------------------------------------------
CCC                                                                         7.2
--------------------------------------------------------------------------------
Not Rated                                                                   5.8
--------------------------------------------------------------------------------
Other Securities                                                            7.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.


                      10 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended September 30, 2007, Oppenheimer Champion Income Fund's Class A shares (without sales charge) posted annualized returns of 7.51% that was in line with those of the Fund's primary benchmark, the Merrill Lynch High Yield Master Index, which returned 7.63%. We attribute these slightly disappointing performance results to two primary factors. First, despite generally favorable conditions for the high-yield sector in the first half of the reporting period, the overall market backdrop that prevailed over the second half of the Fund's fiscal year was dominated by investors' preference for only the highest-rated fixed-income securities, particularly U.S. Treasuries. As a result, most non-Treasury, or "spread" securities suffered from February through the end of the reporting period, as yield spreads widened considerably, particularly for high-yield credits. With yield spreads at significantly wide levels, and with technical factors such as reduced investor demand working against the sector at-large, most high-yield credits found it difficult to appreciate in price regardless of their generally sound fundamentals.

      Second, while we continue to redirect the Fund's credit-quality profile toward a higher-quality bias by reducing the number of lower-quality credits in the Fund's portfolio, our shrinking but still-present emphasis on lower-quality bonds hurt performance in a period marked by investors' aversion to risk.

      That said, several factors worked in our favor this period, giving rise to our generally optimistic outlook for the Fund's long-term performance potential. First, prudent management of the Fund's duration, or exposure to interest-rate risk, provided a key benefit to performance for the period. For example, our less-than-market interest-rate sensitivity added value through mid-February, and in particular, in January, when yields rose in response to favorable economic data and a brightened outlook for the U.S. economy.

      As the fiscal year progressed, we continued to adjust the size of our short duration position according to prevailing conditions and our proprietary models. By June, we had moved to a neutral duration versus the benchmark, since at that time, we believed longer-term forecasts as implied by the yield curve had transitioned to more closely align with actual fundamentals. Then, in July, a surge of delinquencies in the sub-prime mortgage market prompted a wave of volatility and investor confidence shattered. Yields fell markedly, and we were convinced that the markets were assuming an overly negative long-term outlook for interest rates. In light of that analysis, we resumed our short duration positioning over the benchmark. While our decision to move back to a less-than-market interest-rate sensitivity in July cost us some marginal


                      11 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

performance when rates continued to fall through the end of the period, the impact of this detractor was negligible, and the positive impact our overall interest-rate strategy made to the Fund's performance for the 12-month period eclipsed those losses.

      Next, our decision to remain overweighted in our exposure to highly rated telecom bonds served us well given this sector's strong performance over the period. Likewise, our consistent emphasis on gaming-related bonds has provided a steady boon to performance. Meanwhile, the Fund's underweighted exposure to bonds issued by companies in the homebuilding sector also boosted our performance relative to the benchmark, since this sector has continued to stagnate along with the overall U.S. housing market.

      Individual security selection within the health care sector added to performance in the first half of the period, with many of our select holdings in this area providing attractive yield and relative price stability. Finally, our decision to emphasize domestic auto-related bonds, particularly Ford Motor Co. and General Motors Corp., which led the consumer-cyclicals sector in terms of performance in the first half of 2007, benefited the Fund's returns in the first half of the period, particularly on a relative basis.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on September 1, 2006. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index and the Lehman Brothers Credit Index. The Merrill Lynch High Yield Master Index is an index of below investment-grade (ratings are generally comparable to below BBB of S&P) U.S. corporate issuers. It is widely recognized as a measure of the U.S. corporate high yield bond market. The Lehman Brothers Credit Index is an unmanaged index of publicly-issued non-convertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                      12 | OPPENHEIMER CHAMPION INCOME FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Champion Income Fund (Class A)
   Lehman Brothers Credit Index
   Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Champion
                 Income Fund        Lehman Brothers   Merrill Lynch High
                  (Class A)          Credit Index     Yield Master Index
09/30/1997          $ 9,525             $10,000            $10,000
12/31/1997          $ 9,725             $10,258            $10,292
03/31/1998          $10,150             $10,544            $10,449
06/30/1998          $10,133             $10,721            $10,718
09/30/1998          $ 9,478             $10,337            $11,107
12/31/1998          $ 9,768             $10,634            $11,174
03/31/1999          $10,200             $10,749            $11,095
06/30/1999          $10,268             $10,821            $10,921
09/30/1999          $10,156             $10,686            $10,952
12/31/1999          $10,410             $10,801            $10,956
03/31/2000          $10,298             $10,606            $11,112
06/30/2000          $10,459             $10,673            $11,249
09/30/2000          $10,503             $10,817            $11,594
12/31/2000          $ 9,958             $10,392            $11,984
03/31/2001          $10,407             $11,037            $12,496
06/30/2001          $10,119             $10,897            $12,629
09/30/2001          $ 9,537             $10,451            $13,113
12/31/2001          $10,121             $11,036            $13,231
03/31/2002          $10,159             $11,243            $13,196
06/30/2002          $ 9,676             $10,558            $13,578
09/30/2002          $ 9,300             $10,228            $14,187
12/31/2002          $ 9,755             $10,910            $14,624
03/31/2003          $10,312             $11,663            $14,974
06/30/2003          $11,273             $12,791            $15,692
09/30/2003          $11,590             $13,114            $15,670
12/31/2003          $12,284             $13,880            $15,748
03/31/2004          $12,509             $14,191            $16,264
06/30/2004          $12,511             $14,066            $15,707
09/30/2004          $12,911             $14,718            $16,366
12/31/2004          $13,415             $15,375            $16,574
03/31/2005          $13,236             $15,154            $16,399
06/30/2005          $13,496             $15,562            $16,984
09/30/2005          $13,640             $15,703            $16,814
12/31/2005          $13,771             $15,807            $16,898
03/31/2006          $14,110             $16,261            $16,701
06/30/2006          $14,067             $16,286            $16,636
09/30/2006          $14,475             $16,940            $17,385
12/31/2006          $15,037             $17,650            $17,617
03/31/2007          $15,383             $18,119            $17,667
06/30/2007          $15,501             $18,179            $17,759
09/30/2007          $15,562             $18,234            $18,092

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year 2.41%   5-Year 9.77%   10-Year 4.52%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 18 FOR FURTHER INFORMATION.


                      13 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Champion Income Fund (Class B)
   Lehman Brothers Credit Index
   Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Champion
                 Income Fund        Lehman Brothers   Merrill Lynch High
                  (Class B)          Credit Index     Yield Master Index
09/30/1997          $10,000             $10,000            $10,000
12/31/1997          $10,189             $10,258            $10,292
03/31/1998          $10,615             $10,544            $10,449
06/30/1998          $10,578             $10,721            $10,718
09/30/1998          $ 9,875             $10,337            $11,107
12/31/1998          $10,158             $10,634            $11,174
03/31/1999          $10,588             $10,749            $11,095
06/30/1999          $10,638             $10,821            $10,921
09/30/1999          $10,504             $10,686            $10,952
12/31/1999          $10,737             $10,801            $10,956
03/31/2000          $10,610             $10,606            $11,112
06/30/2000          $10,745             $10,673            $11,249
09/30/2000          $10,770             $10,817            $11,594
12/31/2000          $10,199             $10,392            $11,984
03/31/2001          $10,630             $11,037            $12,496
06/30/2001          $10,326             $10,897            $12,629
09/30/2001          $ 9,714             $10,451            $13,113
12/31/2001          $10,288             $11,036            $13,231
03/31/2002          $10,308             $11,243            $13,196
06/30/2002          $ 9,799             $10,558            $13,578
09/30/2002          $ 9,400             $10,228            $14,187
12/31/2002          $ 9,842             $10,910            $14,624
03/31/2003          $10,386             $11,663            $14,974
06/30/2003          $11,332             $12,791            $15,692
09/30/2003          $11,635             $13,114            $15,670
12/31/2003          $12,332             $13,880            $15,748
03/31/2004          $12,558             $14,191            $16,264
06/30/2004          $12,559             $14,066            $15,707
09/30/2004          $12,962             $14,718            $16,366
12/31/2004          $13,467             $15,375            $16,574
03/31/2005          $13,288             $15,154            $16,399
06/30/2005          $13,549             $15,562            $16,984
09/30/2005          $13,694             $15,703            $16,814
12/31/2005          $13,825             $15,807            $16,898
03/31/2006          $14,165             $16,261            $16,701
06/30/2006          $14,122             $16,286            $16,636
09/30/2006          $14,532             $16,940            $17,385
12/31/2006          $15,096             $17,650            $17,617
03/31/2007          $15,443             $18,119            $17,667
06/30/2007          $15,562             $18,179            $17,759
09/30/2007          $15,624             $18,234            $18,092

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year 1.57%   5-Year 9.72%   10-Year 4.56%


                      14 | OPPENHEIMER CHAMPION INCOME FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Champion Income Fund (Class C)
   Lehman Brothers Credit Index
   Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Champion
                 Income Fund        Lehman Brothers   Merrill Lynch High
                  (Class C)          Credit Index     Yield Master Index
09/30/1997          $10,000             $10,000            $10,000
12/31/1997          $10,195             $10,258            $10,292
03/31/1998          $10,613             $10,544            $10,449
06/30/1998          $10,578             $10,721            $10,718
09/30/1998          $ 9,875             $10,337            $11,107
12/31/1998          $10,157             $10,634            $11,174
03/31/1999          $10,587             $10,749            $11,095
06/30/1999          $10,637             $10,821            $10,921
09/30/1999          $10,502             $10,686            $10,952
12/31/1999          $10,736             $10,801            $10,956
03/31/2000          $10,608             $10,606            $11,112
06/30/2000          $10,744             $10,673            $11,249
09/30/2000          $10,766             $10,817            $11,594
12/31/2000          $10,195             $10,392            $11,984
03/31/2001          $10,636             $11,037            $12,496
06/30/2001          $10,321             $10,897            $12,629
09/30/2001          $ 9,710             $10,451            $13,113
12/31/2001          $10,284             $11,036            $13,231
03/31/2002          $10,303             $11,243            $13,196
06/30/2002          $ 9,795             $10,558            $13,578
09/30/2002          $ 9,396             $10,228            $14,187
12/31/2002          $ 9,851             $10,910            $14,624
03/31/2003          $10,383             $11,663            $14,974
06/30/2003          $11,329             $12,791            $15,692
09/30/2003          $11,624             $13,114            $15,670
12/31/2003          $12,298             $13,880            $15,748
03/31/2004          $12,500             $14,191            $16,264
06/30/2004          $12,479             $14,066            $15,707
09/30/2004          $12,854             $14,718            $16,366
12/31/2004          $13,331             $15,375            $16,574
03/31/2005          $13,130             $15,154            $16,399
06/30/2005          $13,362             $15,562            $16,984
09/30/2005          $13,480             $15,703            $16,814
12/31/2005          $13,584             $15,807            $16,898
03/31/2006          $13,892             $16,261            $16,701
06/30/2006          $13,824             $16,286            $16,636
09/30/2006          $14,199             $16,940            $17,385
12/31/2006          $14,723             $17,650            $17,617
03/31/2007          $15,033             $18,119            $17,667
06/30/2007          $15,119             $18,179            $17,759
09/30/2007          $15,149             $18,234            $18,092

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year 5.69%   5-Year 10.02%   10-Year 4.24%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 18 FOR FURTHER INFORMATION.


                      15 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Champion Income Fund (Class N)
   Lehman Brothers Credit Index
   Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Champion
                 Income Fund        Lehman Brothers   Merrill Lynch High
                  (Class N)          Credit Index     Yield Master Index
03/01/2001          $10,000             $10,000            $10,000
03/31/2001          $ 9,680             $10,062            $ 9,868
06/30/2001          $ 9,412             $10,169            $ 9,743
09/30/2001          $ 8,871             $10,559            $ 9,343
12/31/2001          $ 9,419             $10,653            $ 9,867
03/31/2002          $ 9,437             $10,625            $10,052
06/30/2002          $ 8,983             $10,932            $ 9,439
09/30/2002          $ 8,630             $11,423            $ 9,144
12/31/2002          $ 9,051             $11,775            $ 9,754
03/31/2003          $ 9,560             $12,057            $10,427
06/30/2003          $10,428             $12,635            $11,436
09/30/2003          $10,710             $12,617            $11,725
12/31/2003          $11,340             $12,680            $12,410
03/31/2004          $11,536             $13,095            $12,687
06/30/2004          $11,526             $12,647            $12,575
09/30/2004          $11,896             $13,178            $13,158
12/31/2004          $12,347             $13,345            $13,745
03/31/2005          $12,158             $13,204            $13,548
06/30/2005          $12,384             $13,675            $13,913
09/30/2005          $12,518             $13,538            $14,039
12/31/2005          $12,626             $13,606            $14,132
03/31/2006          $12,911             $13,447            $14,538
06/30/2006          $12,860             $13,395            $14,560
09/30/2006          $13,221             $13,998            $15,145
12/31/2006          $13,721             $14,185            $15,780
03/31/2007          $14,021             $14,225            $16,199
06/30/2007          $14,114             $14,300            $16,253
09/30/2007          $14,154             $14,567            $16,302

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year 6.05%   5-Year 10.40%   Since Inception (3/1/01) 5.42%


                      16 | OPPENHEIMER CHAMPION INCOME FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Champion Income Fund (Class Y)
   Lehman Brothers Credit Index
   Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Champion
                 Income Fund        Lehman Brothers   Merrill Lynch High
                  (Class Y)          Credit Index     Yield Master Index
09/01/2006          $10,000             $10,000            $10,000
09/30/2006          $10,103             $10,112            $10,128
12/31/2006          $10,506             $10,247            $10,552
03/31/2007          $10,757             $10,276            $10,832
06/30/2007          $10,849             $10,330            $10,868
09/30/2007          $10,902             $10,523            $10,901

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/07
1-Year 7.90%   5-Year N/A   Since Inception (9/1/06) 8.32%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 18 FOR FURTHER INFORMATION.


                      17 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/1/06. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      18 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                      19 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                     BEGINNING   ENDING      EXPENSES
                                     ACCOUNT     ACCOUNT     PAID DURING
                                     VALUE       VALUE       6 MONTHS ENDED
                                     (4/1/07)    (9/30/07)   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
Class A Actual                       $1,000.00   $1,011.70   $4.95
--------------------------------------------------------------------------------
Class A Hypothetical                  1,000.00    1,020.16    4.97
--------------------------------------------------------------------------------
Class B Actual                        1,000.00    1,006.60    8.99
--------------------------------------------------------------------------------
Class B Hypothetical                  1,000.00    1,016.14    9.04
--------------------------------------------------------------------------------
Class C Actual                        1,000.00    1,007.70    8.90
--------------------------------------------------------------------------------
Class C Hypothetical                  1,000.00    1,016.24    8.93
--------------------------------------------------------------------------------
Class N Actual                        1,000.00    1,009.40    7.18
--------------------------------------------------------------------------------
Class N Hypothetical                  1,000.00    1,017.95    7.21
--------------------------------------------------------------------------------
Class Y Actual                        1,000.00    1,013.50    3.03
--------------------------------------------------------------------------------
Class Y Hypothetical                  1,000.00    1,022.06    3.05

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended September 30, 2007 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               0.98%
-------------------------------
Class B               1.78
-------------------------------
Class C               1.76
-------------------------------
Class N               1.42
-------------------------------
Class Y               0.60

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                      20 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2007
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.1%
-------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
Series 2005-R10, Cl. A2B, 5.725%, 12/25/35 1                                           $      1,942,885   $    1,917,831
-------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2001-A1, Cl. A1, 5.53%, 2/7/10 1                                                      25,000,000       25,013,045
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1,2,3                                     4,000,000               --
-------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2007-3, Cl. A3, 2%, 6/15/12                                                           26,040,000       26,015,522
-------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2005-WF1, Mtg. Pass-Through
Certificates, Series 2005-WF1, Cl. A2C, 5.745%, 6/25/35 1                                     1,417,051        1,403,152
-------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I,
Cl. ECFD, 0.274%, 1/25/29 2                                                                     437,665           91,910
-------------------------------------------------------------------------------------------------------------------------
Soundview Home Loan Trust 2006-OPT5, Asset-Backed Certificates,
Series 2006-OPT5, Cl. 2A2, 5.595%, 7/25/36 1                                                 25,000,000       24,847,338
                                                                                                          ---------------
Total Asset-Backed Securities (Cost $82,385,941)                                                              79,288,798

-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--8.0%
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates,
Series 2006-4, Cl. 2A1, 5.81%, 10/25/36 1                                                       598,373          602,438
-------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Mtg. Pass-Through
Certificates, Series 2006-A5, Cl. 1A1, 5.531%, 10/25/36 1                                     1,855,683        1,839,938
-------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                                     4,148,000        3,887,368
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                       1,739,334        1,760,227
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36                                                     1,050,000        1,026,854
-------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates,
Series 2007-HY1, Cl. 1A1, 5.702%, 4/25/37 1                                                   1,707,204        1,707,357
-------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, CMO, Series 2005-HYB1, Cl. 5A1, 5.001%, 3/25/35 1                     4,793,371        4,699,002
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2001-5, Cl. PJ, 6.50%, 3/25/31                                                           219,388          224,288
Series 2319, Cl. PZ, 6.50%, 5/15/31                                                           3,000,784        3,117,124
Series 2338, Cl. ZC, 6.50%, 7/15/31                                                           2,599,434        2,688,132
Series 2344, Cl. ZD, 6.50%, 8/15/31                                                           1,555,336        1,585,903
Series 2363, Cl. BZ, 6.50%, 9/15/31 17                                                        3,331,343        3,393,219
Series 2457, Cl. PE, 6.50%, 6/15/32                                                           2,762,747        2,829,728
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 2574, Cl. IN, 5.32%, 12/15/22 4                                                        9,139,887        1,664,034
Series 2989, Cl. TS, 6.097%, 6/15/25 4                                                        9,436,233          690,223


                      21 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 3/25/20 17                                                                      $     14,425,767   $   13,931,434
5%, 12/25/17-3/25/34                                                                         19,384,433       18,891,230
5%, 10/1/21 5                                                                                 2,426,000        2,377,858
5.50%, 7/25/33-7/25/34                                                                       33,572,662       32,972,419
5.50%, 10/1/36 5                                                                                157,000          153,786
6%, 10/1/21 5                                                                                 6,025,000        6,105,018
6%, 12/25/33 6                                                                               10,536,494       10,591,358
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Trust 2001-74,
Cl. QE, 6%, 12/25/31                                                                          4,777,881        4,851,366
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2003-14, Cl. OI, 10.386%, 3/25/33 4                                                     1,724,661          408,575
Trust 2006-33, Cl. SP, 19.233%, 5/25/36 4                                                     2,534,744          211,272
Trust 342, Cl. 2, 6.789%, 9/1/33 4                                                            6,350,286        1,624,000
-------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates,
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                          970,000          917,503
-------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-4F, CMO, Series 2005-4F,
Cl. 6A1, 6.50%, 2/25/35                                                                       1,251,499        1,272,698
-------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.161%, 11/25/35 1                                                  7,833,641        7,812,828
-------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2003-C5, Cl. A2, 3.478%, 7/15/27                                        11,161,000       11,016,692
-------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 5.955%, 10/25/36 1                                                   24,028,070       23,710,897
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.009%, 6/25/37 1,5                                     2,304,724        2,350,061
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                         1,200,000        1,197,055
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.424%, 6/25/36 1                                        650,000          643,751
-------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates:
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1                                                  2,528,425        2,516,967
Series 2006-AR8, Cl. 2A1, 6.134%, 8/25/36 1                                                   2,642,686        2,662,218
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR2, Cl. 2A2, 4.545%, 3/25/35 1                     349,084          345,465
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 2A2, 4.524%, 4/25/35 1                     575,485          569,494
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 1                   1,139,688        1,134,542
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 1                   2,038,703        2,064,557


                      22 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.095%, 3/25/36 1                 $      2,391,423   $    2,371,913
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 1A3, 5.258%, 4/25/36 1,5                     19,961,894       19,929,769
                                                                                                          ---------------
Total Mortgage-Backed Obligations (Cost $203,500,235)                                                        204,350,561

-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.1%
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.75%, 2/15/37 (Cost $1,498,047)                                         1,534,000        1,514,466

-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--75.6%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.5%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.9%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                          7,000,000        7,140,000
9% Sr. Unsec. Nts., 7/1/15                                                                    3,788,000        4,062,630
-------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                     4,500,000        4,713,750
-------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                           420,000          425,250
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                       5,325,000        5,737,688
                                                                                                          ---------------
                                                                                                              22,079,318

-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.7%
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                           17,340,000       17,056,699
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13 2                                 3,875,000        4,010,625
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Education Management LLC/Education Management Corp.,
10.25% Sr. Unsec. Sub. Nts., 6/1/16                                                           3,960,000        4,118,400
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.3%
American Casino & Entertainment Properties LLC, 7.85%
Sr. Sec. Nts., 2/1/12                                                                         3,500,000        3,613,750
-------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec. Nts., 11/1/14                                                1,145,000          807,225
-------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 7                                                    7,240,000        7,095,200
-------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 7                           7,685,000        6,148,000
-------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                        3,800,000        3,667,000
8% Sr. Nts., 11/15/13                                                                         2,800,000        2,852,500
-------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 7                                          7,400,000        7,363,000
-------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                                  6,750,000        6,075,000
-------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts., 2/15/10                                          4,573,000        4,813,083


                      23 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                        $      2,600,000   $    2,479,750
6.75% Sr. Unsec. Nts., 4/1/13                                                                 2,195,000        2,156,588
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                          12,300,000       12,884,250
-------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                          2,490,000        2,384,175
6.375% Sr. Sub. Nts., 7/15/09                                                                 3,400,000        3,400,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                          3,485,000        3,445,794
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                          1,700,000        1,712,750
8% Sr. Sub. Nts., 4/1/12                                                                      8,650,000        8,866,250
-------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                   4,950,000        5,011,875
-------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                 6,700,000        6,867,500
-------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                              780,000          799,500
6.875% Sr. Sub. Nts., 12/1/11                                                                 1,100,000        1,119,250
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                            13,400,000       13,634,500
-------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 7                                         3,285,000        3,621,713
-------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,8,9                                              3,900,000               --
-------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                            9,550,000        8,451,750
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                           2,475,000        2,165,625
-------------------------------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                          7,600,000        7,999,000
-------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                    8,450,000        7,076,875
-------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                             5,400,000        5,656,500
-------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                              5,400,000        5,292,000
-------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                        13,500,000       13,297,500
                                                                                                          ---------------
                                                                                                             160,757,903

-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                               1,700,000        1,266,500
8.375% Sr. Nts., 4/15/12                                                                      6,100,000        4,819,000
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                               1,400,000        1,391,970
-------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                                                       1,700,000        1,330,250
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                           4,750,000        3,420,000
8.875% Sr. Sub. Nts., 4/1/12                                                                  3,100,000        2,340,500
-------------------------------------------------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                                       4,300,000        4,305,375
-------------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                                          1,700,000        1,334,500
-------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                605,000          612,563


                      24 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Standard Pacific Corp.:
6.25% Sr. Unsec. Unsub. Nts., 4/1/14                                                   $      3,400,000   $    2,431,000
7.75% Sr. Nts., 3/15/13                                                                       1,300,000        1,007,500
9.25% Sr. Sub. Nts., 4/15/12                                                                  3,200,000        2,160,000
-------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                      3,250,000        3,168,750
-------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                           3,300,000        2,730,750
-------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                             7,400,000        5,513,000
                                                                                                          ---------------
                                                                                                              37,831,658

-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                        6,805,000        6,498,775
-------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 2                                     1,455,000        1,389,525
                                                                                                          ---------------
                                                                                                               7,888,300

-------------------------------------------------------------------------------------------------------------------------
MEDIA--10.4%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                           3,600,000        3,654,000
-------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                      5,400,000        5,170,500
-------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                          6,900,000        6,072,000
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                 6,150,000        5,488,875
-------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 11% Sr. Sec. Nts., 10/1/15                             9,684,000        9,853,470
-------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 10                                   12,900,000       12,255,000
-------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                                6,500,000        6,678,750
-------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                       4,300,000        4,439,750
9.875% Sr. Sub. Nts., 8/15/13                                                                 9,529,000       10,184,119
-------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 10                                                          1,100,000        1,039,500
0%/9% Unsec. Disc. Nts., 11/15/13 10                                                          4,200,000        3,969,000
8% Unsec. Nts., 11/15/13                                                                     10,270,000       10,398,375
-------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
Nts., 3/1/14                                                                                  3,000,000        2,970,000
-------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                                   10,970,000       10,997,425
-------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                          4,899,000        4,752,030
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                            2,000,000        2,020,000
-------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                            5,055,000        4,941,263
-------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 10                                    10,900,000        9,265,000
-------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                  6,800,000        5,066,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                          2,500,000        1,912,500


                      25 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Nielsen Finance LLC, 10% Sr. Unsec. Nts., 8/1/14                                       $     15,135,000   $   16,080,938
-------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co., 0%/12.50% Sr. Unsec. Sub. Disc.
Nts., 8/1/16 10                                                                               6,020,000        4,244,100
-------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.61% Sr. Sec. Nts., 1/15/13 1,7                                6,235,000        6,375,288
-------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 7                                       2,405,000        2,194,563
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                   15,020,000       14,269,000
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                   16,770,000       15,931,500
6.875% Sr. Nts., 1/15/13                                                                     11,900,000       11,305,000
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                                  14,745,000       15,095,194
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley, Inc., 10.875% Sr. Unsec. Unsub. Nts., 12/15/12                                7,110,000        7,589,925
-------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                3,900,000        3,870,750
-------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 7                                       5,325,000        5,551,313
-------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                              8,833,000        9,075,908
-------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                                  4,320,000        4,309,200
-------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                   6,400,000        6,528,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                    1,500,000        1,451,250
-------------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                            4,400,000        3,850,000
-------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 10                                     11,979,000        8,445,195
-------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 9.75% Sr. Unsec. Nts., 5/1/14                              7,850,000        7,908,875
                                                                                                          ---------------
                                                                                                             265,203,556

-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                            8,400,000        7,896,000
-------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                                  8,995,000        9,624,650
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                        2,245,000        2,458,275
                                                                                                          ---------------
                                                                                                              19,978,925

-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
Claire's Stores, Inc., 10.50% Sr. Sub. Nts., 6/1/17 7                                        11,350,000        8,796,250
-------------------------------------------------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12                                                   6,800,000        7,106,000
-------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 2,8,9                                            700,000           87,500
-------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                             2,200,000        2,101,000
-------------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                                               8,464,000        8,590,960
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                                         5,203,000        5,229,015
                                                                                                          ---------------
                                                                                                              31,910,725


                      26 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 7                                                $      7,685,000   $    8,107,675
-------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                    14,200,000       14,981,000
-------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 2                                            2,500,000        2,537,500
-------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                             4,120,000        3,965,500
                                                                                                          ---------------
                                                                                                              29,591,675

-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.6%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                        5,010,000        5,035,050
8.125% Sr. Sub. Nts., 1/15/12                                                                 4,000,000        4,090,000
                                                                                                          ---------------
                                                                                                               9,125,050

-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                               13,002,000       13,263,873
-------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                             21,030,000       25,160,397
-------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts., 5/1/10                                                  5,250,000        5,289,375
                                                                                                          ---------------
                                                                                                              43,713,645

-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                           2,000,000        1,930,000
8.625% Sr. Sub. Nts., 12/15/12                                                                6,900,000        7,038,000
-------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                                1,610,000        1,529,500
8.625% Sr. Nts., 5/1/09                                                                       4,200,000        4,231,500
8.875% Sr. Unsec. Nts., 3/15/11                                                                 942,000          923,160
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%
Sr. Sub. Nts., 4/1/17 7                                                                      12,849,000       12,110,183
-------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                          2,240,000        2,251,200
8% Sr. Nts., Series B, 10/15/09                                                               2,800,000        2,905,000
                                                                                                          ---------------
                                                                                                              32,918,543

-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                  4,450,000        4,305,375
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                    5,150,000        5,098,500
-------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11 2                                                                    5,000,000        5,262,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                           4,435,000        4,584,681
                                                                                                          ---------------
                                                                                                              14,945,681


                      27 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.5%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                   $     12,010,000   $   12,739,103
-------------------------------------------------------------------------------------------------------------------------
ENERGY--7.7%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts., 4/15/16                                  2,390,000        2,336,225
-------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                                    2,870,000        2,769,550
                                                                                                          ---------------
                                                                                                               5,105,775

-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.5%
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                  2,390,000        2,366,100
-------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                             1,380,000        1,400,700
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                               6,500,000        6,410,625
6.875% Sr. Unsec. Nts., 1/15/16                                                              12,304,000       12,365,520
7.50% Sr. Nts., 6/15/14                                                                       3,000,000        3,090,000
-------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                     7,155,000        6,940,350
-------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                             2,410,000        2,464,225
-------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                      4,800,000        4,896,000
-------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                           2,600,000        2,567,500
-------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                 4,175,000        4,331,563
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                             26,127,000       27,457,857
-------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                                  2,360,000        2,318,700
-------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                10,400,000       10,270,000
-------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25%
Sr. Unsec. Nts., 9/15/15                                                                        975,000          940,824
-------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                              24,010,000       24,370,150
-------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                                                          1,800,000        1,818,000
7.875% Sr. Unsec. Sub. Nts., 5/1/13                                                           2,360,000        2,454,400
-------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                          4,400,000        4,646,501
-------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                     7,195,000        7,123,050
-------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                 4,080,000        3,998,400
7.375% Sr. Sub. Nts., 7/15/13                                                                 3,300,000        3,366,000
7.50% Sr. Sub. Nts., 5/15/16                                                                  9,325,000        9,558,125
-------------------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                                                 6,815,000        6,746,850
7.50% Sr. Sec. Nts., 11/30/16                                                                13,635,000       13,498,650
-------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                          2,760,000        2,566,800
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                          6,700,000        6,716,750
-------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 7                                              4,785,000        4,808,925


                      28 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                         $      1,775,000   $    1,788,313
6.625% Sr. Unsec. Nts., 11/1/15                                                               1,775,000        1,783,875
-------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                                   4,600,000        4,542,500
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                            3,200,000        3,136,000
-------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 2                                    1,600,000        1,604,000
                                                                                                          ---------------
                                                                                                             192,347,253

-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--6.3%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                                  12,410,000       12,751,275
-------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                               2,670,000        2,509,800
8% Sr. Nts., 6/15/11                                                                          4,165,000        4,165,000
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                 6,275,000        5,864,784
                                                                                                          ---------------
                                                                                                              25,290,859

-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.8%
Barclays Bank plc, 6.278% Perpetual Bonds 11                                                 32,000,000       28,158,720
-------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 7,11                                         34,600,000       30,725,803
-------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                       13,400,000       12,737,477
                                                                                                          ---------------
                                                                                                              71,622,000

-------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 2                                            3,265,000        3,289,488
-------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                                     17,210,000       16,115,771
                                                                                                          ---------------
                                                                                                              19,405,259

-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 10                          1,700,000        1,521,500
-------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 7                                                     13,125,000       12,042,188
-------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                1,550,000        1,569,375
10.106% Sr. Unsec. Nts., 5/1/10 1                                                             1,550,000        1,573,250
                                                                                                          ---------------
                                                                                                              16,706,313

-------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.3%
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36 1                                        6,195,000        5,910,135
-------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 7                                     580,000          713,695
                                                                                                          ---------------
                                                                                                               6,623,830


                      29 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                            $      6,092,000   $    6,457,520
-------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts., 11/1/14                                     1,370,000        1,373,425
-------------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                            8,400,000        8,253,000
6.75% Sr. Nts., Series Q, 6/1/16                                                              1,800,000        1,791,000
-------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                                 2,915,000        2,922,288
                                                                                                          ---------------
                                                                                                              20,797,233

-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--3.0%
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14                                  2,390,000        2,198,800
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.7%
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                               4,950,000        4,937,625
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                           6,960,000        7,012,200
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                  5,600,000        5,628,000
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                              19,530,000       16,698,150
-------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                                            3,525,000        3,727,688
-------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                   100,000           93,750
6.875% Sr. Sub. Nts., 12/15/15                                                                  575,000          534,750
-------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                              2,465,000        2,508,138
-------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                     8,633,000        7,769,700
-------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                   3,850,000        3,898,125
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                          3,850,000        3,994,375
-------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 10                      14,495,000       10,907,488
                                                                                                          ---------------
                                                                                                              67,709,989

-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11 2                          5,700,000        5,614,500
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.4%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                        4,800,000        4,764,000
-------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 7                                                     2,400,000        2,526,000
-------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                       3,900,000        3,870,750
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                          1,700,000        1,708,500
7.625% Sr. Sub. Nts., 2/1/18                                                                  1,710,000        1,752,750


                      30 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                          $      3,267,000   $    3,152,655
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                          2,400,000        2,364,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                               6,075,000        5,999,063
7.625% Sr. Sub. Nts., 6/15/12                                                                 3,100,000        3,185,250
                                                                                                          ---------------
                                                                                                              29,322,968

-------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 2,8,9                                                 2,000,000               --
13% Sr. Unsec. Nts., 2/1/09 2,8,9                                                            13,545,000               --
                                                                                                          ---------------
                                                                                                                      --

-------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.7%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 2                                    2,150,000        2,101,625
-------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                      12,265,000       12,111,688
-------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                            3,550,000        3,097,375
                                                                                                          ---------------
                                                                                                              17,310,688

-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14                    18,850,000       19,038,500
-------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 2,8,9                         4,000,000               --
-------------------------------------------------------------------------------------------------------------------------
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15                                         3,784,000        3,878,600
-------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                   5,600,000        5,124,000
-------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                           4,950,000        4,900,500
7.50% Sr. Nts., 5/1/11                                                                        2,700,000        2,733,750
-------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16                                          3,380,000        3,515,200
                                                                                                          ---------------
                                                                                                              39,190,550

-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13 2                         2,700,000        2,605,500
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                5,325,000        5,444,813
-------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                    780,000          817,050
                                                                                                          ---------------
                                                                                                               6,261,863

-------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.3%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                        3,860,000        3,975,800
-------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 7                                               3,600,000        3,258,000
-------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                        3,965,000        3,974,913
-------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                           1,200,000        1,200,000
-------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 2                                        8,300,000        7,843,500


                      31 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MACHINERY Continued
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                     $      8,868,000   $    9,089,700
-------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                             4,500,000        4,342,500
                                                                                                          ---------------
                                                                                                              33,684,413

-------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.1%
Avis Budget Car Rental LLC:
7.625% Sr. Unsec. Unsub. Nts., 5/15/14                                                        4,200,000        4,147,500
7.75% Sr. Unsec. Unsub. Nts., 5/15/16                                                         2,395,000        2,359,075
8.058% Sr. Unsec. Unsub. Nts., 5/15/14 1                                                        955,000          935,900
-------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                                  865,000          895,275
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                           8,185,000        8,880,725
-------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                               4,800,000        4,878,000
-------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                     650,000          650,000
7.50% Sr. Unsec. Nts., 11/1/13                                                                5,476,000        5,530,760
                                                                                                          ---------------
                                                                                                              28,277,235

-------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.3%
Ashtead Capital, Inc., 9% Nts., 8/15/16 7                                                     2,305,000        2,284,831
-------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                                 2,540,000        2,489,200
-------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                         3,745,000        3,716,913
-------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                              24,200,000       24,805,000
                                                                                                          ---------------
                                                                                                              33,295,944

-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.1%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 2,9                        8,625,000               86
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16                               4,910,000        5,253,700
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 2,8,9 [EUR]                            7,618,952               --
-------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 2,8,9                            2,562,215               --
-------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 2,8,9 [EUR]                                     4,250,000               --
                                                                                                          ---------------
                                                                                                                      --

-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13 2                                                                           6,680,000        6,947,200
-------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14                                  4,235,000        4,065,600
-------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                     11,215,000       11,411,263
                                                                                                          ---------------
                                                                                                              22,424,063


                      32 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--6.1%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.1%
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                        $        236,000   $      244,850
10.625% Sr. Unsec. Nts., 5/1/11                                                               4,795,000        5,034,750
-------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15 2                                                             1,800,000        1,890,000
7.875% Sr. Unsec. Sub. Nts., 11/15/14                                                         1,365,000        1,460,550
-------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                             3,860,000        4,217,050
11.625% Sr. Unsec. Nts., 10/15/10 2                                                             190,000          201,875
-------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14 2                                                                 7,280,000        8,044,400
8.25% Sr. Unsec. Nts., 9/15/16                                                                3,880,000        4,394,100
10.50% Sr. Sec. Nts., 6/1/13                                                                  2,400,000        2,592,000
                                                                                                          ---------------
                                                                                                              28,079,575

-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 10                                      12,185,000        7,554,700
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.2%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                          4,800,000        4,728,000
-------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                4,310,000        4,471,625
-------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14                            10,235,000       10,183,825
-------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                       8,855,000        9,054,238
9.50% Sr. Sub. Nts., 8/15/13                                                                  4,765,000        4,919,863
-------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                                                                4,893,000        5,088,720
8.75% Sr. Sec. Nts., 11/15/12                                                                 9,400,000        9,834,750
8.875% Sr. Sec. Nts., 2/15/09                                                                 6,769,000        6,904,380
                                                                                                          ---------------
                                                                                                              55,185,401

-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.2%
AK Steel Corp., 7.75% Sr. Unsec. Nts., 6/15/12                                                4,093,000        4,164,628
-------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                                27,860,000       30,506,700
-------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 2,8,9                    1,247,000               --
-------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                 8,373,000        9,124,812
-------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 2                                      4,031,000        4,282,938
-------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 1                                               9,400,000        9,118,000
                                                                                                          ---------------
                                                                                                              57,197,078

-------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                                 500,000          392,500
-------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                            4,000,000        3,860,000


                      33 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                $      1,955,000   $    1,466,250
-------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 9.106% Sr. Sec. Nts., Series B, 8/1/14 1                            2,775,000        2,802,750
                                                                                                          ---------------
                                                                                                               8,521,500

-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.5%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.8%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                                         37,770,000       37,014,600
-------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 6/15/16                                        1,570,000        1,689,713
-------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                                     8,300,000        8,466,000
8.625% Sr. Nts., 1/15/15                                                                        325,000          333,125
-------------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                       2,075,000        2,163,188
-------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Unsec. Nts., 6/15/16                                                                   1,995,000        2,064,825
9% Sr. Unsec. Nts., 8/15/14                                                                   6,500,000        6,727,500
-------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 2,8,9                                      8,000,000          280,000
-------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                                              35,740,000       39,179,975
-------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 2,8,9                                                4,550,000               --
-------------------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Unsec. Nts., 10/15/14                                                               5,810,000        6,027,875
11% Sr. Unsec. Sub. Nts., 10/15/16                                                            3,895,000        4,109,225
-------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                        24,810,000       26,236,575
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                        11,515,000       12,335,444
-------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 2,8,9                                  4,500,000               --
                                                                                                          ---------------
                                                                                                             146,628,045

-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.7%
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                       1,464,000        1,537,200
-------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                              2,925,000        3,005,438
7.50% Sr. Nts., 5/1/12                                                                       14,330,000       14,795,725
-------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 2,8,9                             13,969,000               --
-------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                  3,140,000        3,348,025
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                      5,368,000        5,743,760
9.61% Sr. Unsec. Nts., 10/15/12 1                                                             1,470,000        1,503,075
-------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                               77,215,000       78,533,523
-------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                                      4,300,000        4,348,964
8% Sr. Sub. Nts., 12/15/12                                                                    1,275,000        1,335,269
-------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10                                                 5,800,000        6,090,000
                                                                                                          ---------------
                                                                                                             120,240,979


                      34 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.4%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
AES Corp. (The), 8.375% Sr. Unsec. Unsub. Nts., 3/1/11 2 [GBP]                                2,500,000   $    5,012,685
-------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy:
7% Sr. Nts., 5/15/17 7                                                                       14,660,000       14,513,400
7.50% Sr. Unsec. Nts., 6/15/13                                                                2,360,000        2,430,800
7.75% Sr. Unsec. Nts., 6/15/16                                                                3,405,000        3,541,200
-------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                           3,245,000        3,293,675
-------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                      5,674,000        5,609,379
                                                                                                          ---------------
                                                                                                              34,401,139

-------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--3.7%
AES Corp. (The):
7.75% Sr. Unsec. Unsub. Nts., 3/1/14                                                          1,800,000        1,836,000
8.75% Sr. Sec. Nts., 5/15/13 7                                                                7,000,000        7,358,750
-------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19                                                      3,121,393        3,339,890
9.20% Sr. Sec. Bonds, Series B, 11/30/29                                                      1,500,000        1,650,000
-------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                         6,899,000        6,812,763
8.75% Sr. Nts., 2/15/12                                                                       5,386,000        5,587,975
-------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                                23,700,000       24,055,500
9.125% Sr. Unsec. Nts., 5/1/31                                                                5,100,000        5,100,000
-------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                             4,657,039        4,845,258
-------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                                     12,000,000       12,030,000
7.375% Sr. Nts., 2/1/16                                                                      22,355,000       22,466,775
                                                                                                          ---------------
                                                                                                              95,082,911

-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                  2,100,000        2,116,149
-------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.2%
CMS Energy Corp., 7.75% Sr. Nts., 8/1/10                                                      2,700,000        2,836,166
-------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                             2,630,000        2,567,382
                                                                                                          ---------------
                                                                                                               5,403,548
                                                                                                          ---------------
Total Corporate Bonds and Notes (Cost $1,976,555,498)                                                      1,929,635,027


                      35 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                   VALUE
                                                                                                 SHARES       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.7%
-------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 2,8,12                                     247,589   $           --
-------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. 2,8                                                                           43,000               --
-------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 2,8,12                                          3,728               --
-------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 8,12                                                                        1,701       11,649,818
9.75% Cv., Series AI 2,8,12                                                                           1            4,795
-------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2                                 52,500        7,583,625
                                                                                                          ---------------
Total Preferred Stocks (Cost $31,428,680)                                                                     19,238,238

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.9%
-------------------------------------------------------------------------------------------------------------------------
AboveNet, Inc. 8                                                                                    879           69,881
-------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                                                                    193,063       13,452,630
-------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                      464,223       19,641,275
-------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 2,8                                                            152,627        1,526,270
-------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                279,177       23,950,595
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG 13                                                                           154,813       15,512,263
-------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. 2,8                                                                  45,938          735,008
-------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 8                                                                 794,371        5,600,316
-------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 2,8                                                                       288,828               --
-------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                           291,420       25,642,046
-------------------------------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A 8                                                                         4,801,933        5,522,223
-------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                     225,214       13,019,441
                                                                                                          ---------------
Total Common Stocks (Cost $122,607,613)                                                                      124,671,948

                                                                                                  UNITS
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 2,8                                            7,450               --
-------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. Wts., Exp. 2/28/11 8                                                  5,633           44,963
-------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,8                                          4,190               --
                                                                                                          ---------------
Total Rights, Warrants and Certificates (Cost $42,773)                                                            44,963

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.3%
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2006-1, 7.15%, 5/1/16 2,14 (Cost $8,854,083)                        $      8,800,000        8,922,672


                      36 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                                   VALUE
                                                                                                 SHARES       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--7.3%
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 15,16
(Cost $186,504,613)                                                                         186,504,613   $  186,504,613

-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $2,613,377,483)                                              2,554,171,286
                                                                                                          ---------------

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.5% 3
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.18% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,425,000)
with Bank of America NA, 5.10%, dated 9/28/07, to be repurchased at
$11,765,523 on 10/1/07, collateralized by U.S. Agency Mortgages,
5%-5.50%, 5/1/33-6/1/35, with a value of $1,020,000,000
(Cost $11,760,525)                                                                     $     11,760,525       11,760,525

-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,625,138,008)                                                 100.5%   2,565,931,811
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                              (0.5)     (12,647,864)
                                                                                       ----------------------------------
NET ASSETS                                                                                       100.0%   $2,553,283,947
                                                                                       ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR   Euro
GBP   British Pound Sterling

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $81,869,727, which represents 3.21% of the Fund's net assets. See
Note 9 of accompanying Notes.

3. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 10 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $4,598,104 or 0.18% of the Fund's net assets as of September 30, 2007.

5. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See Note 1 of accompanying Notes.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $7,823,985. See Note 6 of accompanying Notes.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $145,594,777 or 5.70% of the Fund's net assets as of September 30, 2007.

8. Non-income producing security.

9. Issue is in default. See Note 1 of accompanying Notes.


                      37 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Interest or dividend is paid-in-kind, when applicable.

13. Partial or fully-loaned security. See Note 10 of accompanying Notes.

14. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

15. Rate shown is the 7-day yield as of September 30, 2007.

16. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                              SHARES            GROSS            GROSS               SHARES
                                  SEPTEMBER 30, 2006        ADDITIONS       REDUCTIONS   SEPTEMBER 30, 2007
-----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                          --    1,202,392,875    1,015,888,262          186,504,613
Prandium, Inc.                               323,326          459,132          782,458                   --

                                                                VALUE         DIVIDEND             REALIZED
                                                           SEE NOTE 1           INCOME                 LOSS
-----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                               $  186,504,613   $   14,130,840   $               --
Prandium, Inc.                                                     --               --            9,202,439
                                                       ----------------------------------------------------
                                                       $  186,504,613   $   14,130,840   $        9,202,439
                                                       ====================================================

                                                                             PRINCIPAL
                                                                                AMOUNT                VALUE
                                                                            SOLD SHORT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS SOLD SHORT--(0.6)%
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5%, 10/1/36                            $   (6,130,000)  $       (5,847,444)
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6%, 10/1/36                                (9,960,000)          (9,974,004)
                                                                                         -------------------
Total Mortgage-Backed Obligations Sold Short (Proceeds $(15,941,291))                    $      (15,821,448)
                                                                                         ===================

17. All or a portion of the security was segregated by the Fund in the amount of $16,980,000, which represented 107.32% of the market value of securities sold short. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      38 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,438,633,395)                                                 $ 2,379,427,198
Affiliated companies (cost $186,504,613)                                                         186,504,613
                                                                                             ----------------
                                                                                               2,565,931,811
-------------------------------------------------------------------------------------------------------------
Cash                                                                                               4,234,373
-------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $3,360,804)                                                 3,142,243
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                        43,529,730
Investments sold (including $1,644,624 sold on a when-issued basis or forward commitment)         31,820,852
Shares of beneficial interest sold                                                                 3,159,783
Other                                                                                                 47,894
                                                                                             ----------------
Total assets                                                                                   2,651,866,686

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Short positions, at value (proceeds of $15,941,291)--see accompanying
statement of investments                                                                          15,821,448
-------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                        11,760,525
-------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $709,842)                                                      26,639,417
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $17,150,257 purchased on a when-issued
basis or forward commitment)                                                                      31,315,603
Shares of beneficial interest redeemed                                                             6,141,942
Dividends                                                                                          2,879,365
Distribution and service plan fees                                                                 1,430,991
Transfer and shareholder servicing agent fees                                                        400,549
Futures margins                                                                                      212,551
Shareholder communications                                                                           113,737
Trustees' compensation                                                                                43,932
Other                                                                                              1,822,679
                                                                                             ----------------
Total liabilities                                                                                 98,582,739

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 2,553,283,947
                                                                                             ================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $       272,983
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     3,030,068,391
-------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 16,497,576
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                  (413,496,448)
-------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                    (80,058,555)
                                                                                             ----------------
NET ASSETS                                                                                   $ 2,553,283,947
                                                                                             ================


                      39 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,772,879,477 and 189,505,124 shares of beneficial interest outstanding)                            $ 9.36
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)      $ 9.83
------------------------------------------------------------------------------------------------------------

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $239,673,414
and 25,647,275 shares of beneficial interest outstanding)                                            $ 9.34
------------------------------------------------------------------------------------------------------------

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $275,373,198
and 29,466,678 shares of beneficial interest outstanding)                                            $ 9.35
------------------------------------------------------------------------------------------------------------

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $48,346,914
and 5,166,495 shares of beneficial interest outstanding)                                             $ 9.36
------------------------------------------------------------------------------------------------------------

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $217,010,944 and 23,197,147 shares of beneficial interest outstanding)                     $ 9.36

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      40 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Interest                                                                   $ 193,307,368
-----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $12,233)           1,829,327
Affiliated companies                                                          14,130,840
-----------------------------------------------------------------------------------------
Portfolio lending fees                                                             3,137
-----------------------------------------------------------------------------------------
Other income                                                                      49,310
                                                                           --------------
Total investment income                                                      209,319,982

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                               14,934,764
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                        4,489,526
Class B                                                                        2,978,188
Class C                                                                        2,949,432
Class N                                                                          244,511
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                        3,219,837
Class B                                                                          581,783
Class C                                                                          567,476
Class N                                                                          179,459
Class Y                                                                           98,189
-----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          281,283
Class B                                                                           70,101
Class C                                                                           48,038
Class N                                                                            5,658
Class Y                                                                               55
-----------------------------------------------------------------------------------------
Trustees' compensation                                                            48,319
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       20,794
-----------------------------------------------------------------------------------------
Administration service fees                                                        1,500
-----------------------------------------------------------------------------------------
Other                                                                            275,430
                                                                           --------------
Total expenses                                                                30,994,343
Less reduction to custodian expenses                                              (5,920)
Less waivers and reimbursements of expenses                                     (275,655)
                                                                           --------------
Net expenses                                                                  30,712,768

-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        178,607,214


                      41 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
   Unaffiliated companies                                                  $  22,899,088
   Affiliated companies                                                       (9,202,439)
Closing and expiration of futures contracts                                   13,499,582
Foreign currency transactions                                                  1,138,702
Short positions                                                                 (212,976)
Swap contracts                                                                12,764,996
Increase in payment by affiliate                                                 159,376
                                                                           --------------
Net realized gain                                                             41,046,329
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  (19,322,695)
Translation of assets and liabilities denominated in foreign currencies        3,717,533
Futures contracts                                                                464,105
Short positions                                                                  119,843
Swap contracts                                                               (20,863,181)
                                                                           --------------
Net change in unrealized depreciation                                        (35,884,395)

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 183,769,148
                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      42 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                     2007              2006
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $   178,607,214   $    90,703,621
--------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      41,046,329        17,705,956
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                 (35,884,395)      (30,856,929)
                                                                                  ----------------------------------
Net increase in net assets resulting from operations                                  183,769,148        77,552,648

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (126,986,094)      (61,866,761)
Class B                                                                               (18,135,514)      (14,733,818)
Class C                                                                               (17,968,771)      (12,141,825)
Class N                                                                                (3,158,921)       (1,974,952)
Class Y                                                                               (12,401,572)           (6,663)
                                                                                  ----------------------------------
                                                                                     (178,650,872)      (90,724,019)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                               883,276,106       (42,302,136)
Class B                                                                                35,082,464       (91,948,073)
Class C                                                                                86,663,279       (28,968,855)
Class N                                                                                16,601,704         1,406,198
Class Y                                                                               215,751,297         2,452,992
                                                                                  ----------------------------------
                                                                                    1,237,374,850      (159,359,874)

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                           1,242,493,126      (172,531,245)
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 1,310,790,821     1,483,322,066
                                                                                  ----------------------------------

End of period (including accumulated net investment income (loss) of
$16,497,576 and $(4,176,079), respectively)                                       $ 2,553,283,947   $ 1,310,790,821
                                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      43 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                         2007          2006         2005           2004        2003
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $      9.32     $    9.40    $    9.50    $      9.17   $    8.05
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .65 1         .64 1        .62 1          .69         .78
Net realized and unrealized gain (loss)                        .04          (.08)        (.09)           .33        1.12
                                                       -------------------------------------------------------------------
Total from investment operations                               .69           .56          .53           1.02        1.90
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.65)         (.64)        (.63)          (.69)       (.78)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      9.36     $    9.32    $    9.40    $      9.50   $    9.17
                                                       ===================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            7.51%         6.12%        5.65%         11.40%      24.62%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 1,772,880     $ 886,223    $ 936,925    $ 1,003,748   $ 876,600
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 1,851,296     $ 904,474    $ 992,935    $   953,063   $ 783,469
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         6.86%         6.84%        6.52%          7.28%       8.98%
Total expenses                                                1.00% 4       1.11%        1.08%          1.07%       1.08%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                            0.99%         1.11%        1.08%          1.07%       1.08%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         49% 5         64%          53%            58%         68%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      1.01%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                   PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended September 30, 2007   $132,979,285            $140,757,346

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      44 | OPPENHEIMER CHAMPION INCOME FUND

CLASS B      YEAR ENDED SEPTEMBER 30,                         2007          2006         2005           2004        2003
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $      9.31     $    9.39    $    9.49    $      9.16   $    8.04
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .58 1         .57 1        .55 1          .61         .71
Net realized and unrealized gain (loss)                        .02          (.09)        (.10)           .34        1.12
                                                       -------------------------------------------------------------------
Total from investment operations                               .60           .48          .45            .95        1.83
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.57)         (.56)        (.55)          (.62)       (.71)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      9.34     $    9.31    $    9.39    $      9.49   $    9.16
                                                       ===================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            6.57%         5.33%        4.87%         10.58%      23.71%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   239,673     $ 202,567    $ 297,056    $   425,072   $ 479,887
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   298,233     $ 242,063    $ 362,813    $   463,835   $ 449,354
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         6.08%         6.09%        5.75%          6.57%       8.27%
Total expenses                                                1.79% 4       1.87%        1.82%          1.81%       1.84%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                            1.78%         1.87%        1.82%          1.81%       1.84%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         49% 5         64%          53%            58%         68%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      1.80%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                   PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended September 30, 2007   $132,979,285            $140,757,346

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      45 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C      YEAR ENDED SEPTEMBER 30,                         2007          2006         2005           2004        2003
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $      9.31     $    9.39    $    9.49    $      9.16   $    8.04
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .57 1         .57 1        .55 1          .62         .71
Net realized and unrealized gain (loss)                        .04          (.08)        (.10)           .33        1.12
                                                       -------------------------------------------------------------------
Total from investment operations                               .61           .49          .45            .95        1.83
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.57)         (.57)        (.55)          (.62)       (.71)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      9.35     $    9.31    $    9.39    $      9.49   $    9.16
                                                       ===================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            6.69%         5.34%        4.86%         10.59%      23.71%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   275,373     $ 187,917    $ 218,850    $   246,301   $ 240,077
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   295,414     $ 199,183    $ 237,000    $   249,356   $ 208,876
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         6.08%         6.09%        5.77%          6.55%       8.23%
Total expenses                                                1.78% 4       1.86%        1.82%          1.82%       1.84%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                            1.77%         1.86%        1.82%          1.82%       1.84%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         49% 5         64%          53%            58%         68%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      1.79%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                   PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   --------------------------------------------------------------------------
   Year Ended September 30, 2007   $132,979,285            $140,757,346

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      46 | OPPENHEIMER CHAMPION INCOME FUND

CLASS N      YEAR ENDED SEPTEMBER 30,                         2007          2006         2005           2004        2003
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $      9.32     $    9.41    $    9.51    $      9.17   $    8.05
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .61 1         .60 1        .58 1          .67         .75
Net realized and unrealized gain (loss)                        .04          (.09)        (.09)           .32        1.11
                                                       -------------------------------------------------------------------
Total from investment operations                               .65           .51          .49            .99        1.86
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.61)         (.60)        (.59)          (.65)       (.74)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      9.36     $    9.32    $    9.41    $      9.51   $    9.17
                                                       ===================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            7.05%         5.62%        5.23%         11.07%      24.10%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $    48,347     $  31,626    $  30,491    $    29,008   $  13,658
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $    49,180     $  30,578    $  30,252    $    22,249   $   9,534
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         6.42%         6.46%        6.12%          6.78%       8.47%
Total expenses                                                1.45% 4       1.57%        1.55%          1.54%       1.71%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                            1.42%         1.48%        1.48%          1.48%       1.50%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         49% 5         64%          53%            58%         68%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      1.46%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                   PURCHASE TRANSACTIONS  SALE TRANSACTIONS
   -------------------------------------------------------------------------
   Year Ended September 30, 2007   $132,979,285           $140,757,346

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      47 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y       YEAR ENDED SEPTEMBER 30,                        2007      2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                     $    9.32     $  9.28
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                        .68         .05
Net realized and unrealized gain                               .04         .05
                                                         -----------------------
Total from investment operations                               .72         .10
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.68)       (.06)
--------------------------------------------------------------------------------
Net asset value, end of period                           $    9.36     $  9.32
                                                         =======================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            7.90%       1.04%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $ 217,011     $ 2,458
--------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 171,898     $ 1,058
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         7.21%       7.65%
Total expenses                                                0.63% 5     0.63%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                            0.62%       0.63%
--------------------------------------------------------------------------------
Portfolio turnover rate                                         49% 6       64%

1. For the period from September 1, 2006 (inception of offering) to September 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      0.64%

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                   PURCHASE TRANSACTIONS  SALE TRANSACTIONS
   -------------------------------------------------------------------------
   Year Ended September 30, 2007   $132,979,285           $140,757,346

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      48 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal


                      49 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may sell short when-issued securities for future settlement when it holds securities that may be used to cover the short sales. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the


                      50 | OPPENHEIMER CHAMPION INCOME FUND
amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $17,150,257 of securities issued on a when-issued basis or forward commitment and sold $1,644,624 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2007, securities with an aggregate market value of $367,586, representing 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the


                      51 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                      52 | OPPENHEIMER CHAMPION INCOME FUND

                                                                NET UNREALIZED
                                                                  DEPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
  UNDISTRIBUTED      UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
  NET INVESTMENT         LONG-TERM                   LOSS   FOR FEDERAL INCOME
  INCOME                      GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
  ----------------------------------------------------------------------------
  $ --                        $ --          $ 412,356,358         $ 60,248,327

1. As of September 30, 2007, the Fund had $412,339,938 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2007, details of the capital loss carryforwards were as follows:

                       EXPIRING
                       ------------------------------
                       2009             $  18,608,810
                       2010                94,306,197
                       2011               235,839,091
                       2012                63,585,840
                                        -------------
                       Total            $ 412,339,938
                                        =============

2. The Fund had $16,420 of straddle losses which were deferred.

3. During the fiscal year ended September 30, 2007, the Fund utilized $19,556,559 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended September 30, 2006, the Fund utilized $13,962,954 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                                             INCREASE TO
                                     REDUCTION TO            ACCUMULATED
      INCREASE TO                 ACCUMULATED NET      NET REALIZED LOSS
      PAID-IN CAPITAL             INVESTMENT LOSS         ON INVESTMENTS
      ------------------------------------------------------------------
      $ 16,839,435                   $ 20,717,313           $ 37,556,748

The tax character of distributions paid during the years ended September 30, 2007 and September 30, 2006 was as follows:

                                       YEAR ENDED             YEAR ENDED
                                    SEPTEMBER 30,          SEPTEMBER 30,
                                             2007                   2006
      ------------------------------------------------------------------
      Distributions paid from:
      Ordinary income               $ 178,650,872           $ 90,724,019


                      53 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities             $ 2,626,304,391
         Federal tax cost of other investments         (245,336,083)
                                                    ---------------
         Total federal tax cost                     $ 2,380,968,308
                                                    ===============

         Gross unrealized appreciation              $    56,972,117
         Gross unrealized depreciation                 (117,220,444)
                                                    ---------------
         Net unrealized depreciation                $   (60,248,327)
                                                    ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption


                      54 | OPPENHEIMER CHAMPION INCOME FUND
activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED SEPTEMBER 30, 2007     YEAR ENDED SEPTEMBER 30, 2006 1
                                       SHARES            AMOUNT             SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                               35,466,580    $  336,327,620         21,546,013    $ 200,623,875
Dividends and/or
distributions reinvested            9,698,105        91,723,787          5,028,376       46,855,564
Acquisition-Note 12               108,025,333     1,011,117,121                 --               --
Redeemed                          (58,772,157)     (555,892,422) 2     (31,114,635)    (289,781,575) 3
                                  --------------------------------------------------------------------
Net increase (decrease)            94,417,861    $  883,276,106         (4,540,246)   $ (42,302,136)
                                  ====================================================================

------------------------------------------------------------------------------------------------------
CLASS B
Sold                                3,336,652    $   31,635,011          2,544,044    $  23,641,811
Dividends and/or
distributions reinvested            1,320,438        12,483,718          1,111,324       10,345,244
Acquisition-Note 12                17,042,821       159,350,375                 --               --
Redeemed                          (17,812,677)     (168,386,640) 2     (13,518,843)    (125,935,128) 3
                                  --------------------------------------------------------------------
Net increase (decrease)             3,887,234    $   35,082,464         (9,863,475)   $ (91,948,073)
                                  ====================================================================


                      55 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                  YEAR ENDED SEPTEMBER 30, 2007     YEAR ENDED SEPTEMBER 30, 2006 1
                                       SHARES            AMOUNT             SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
CLASS C
Sold                                5,098,017    $   48,283,058          2,559,430    $  23,814,120
Dividends and/or
distributions reinvested            1,382,307        13,060,621            910,879        8,478,500
Acquisition-Note 12                12,784,836       119,538,213                 --               --
Redeemed                           (9,983,124)      (94,218,613) 2      (6,582,386)     (61,261,475) 3
                                  --------------------------------------------------------------------
Net increase (decrease)             9,282,036    $   86,663,279         (3,112,077)   $ (28,968,855)
                                  ====================================================================

------------------------------------------------------------------------------------------------------
CLASS N
Sold                                1,638,491    $   15,529,357          1,272,088    $  11,857,346
Dividends and/or
distributions reinvested              312,180         2,952,879            202,316        1,885,311
Acquisition-Note 12                 1,906,127        17,841,351                 --               --
Redeemed                           (2,082,370)      (19,721,883) 2      (1,323,345)     (12,336,459) 3
                                  --------------------------------------------------------------------
Net increase                        1,774,428    $   16,601,704            151,059    $   1,406,198
                                  ====================================================================

------------------------------------------------------------------------------------------------------
CLASS Y
Sold                               10,278,556    $   97,425,003            265,490    $   2,469,044
Dividends and/or
distributions reinvested            1,313,480        12,401,000                715            6,663
Acquisition-Note 12                14,000,558       131,045,225                 --               --
Redeemed                           (2,659,205)      (25,119,931) 2          (2,447)         (22,715) 3
                                  --------------------------------------------------------------------
Net increase                       22,933,389    $  215,751,297            263,758    $   2,452,992
                                  ====================================================================

1. For the year ended September 30, 2006, for Class A, B, C and N shares, and for the period from September 1, 2006 (inception of offering) to September 30, 2006 for Class Y shares.

2. Net of redemption fees of $30,961, $4,987, $4,940, $822 and $2,875 for Class
A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $12,977, $3,473, $2,858, $439 and $15 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended September 30, 2007, were as follows:

                                           PURCHASES            SALES
---------------------------------------------------------------------
Investment securities                 $1,086,840,682   $1,380,821,108
U.S. government and government
agency obligations                         1,498,047               --
To Be Announced (TBA)
mortgage-related securities              132,979,285      140,757,346


                      56 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                      FEE SCHEDULE
                      -----------------------------------
                      Up to $250 million            0.70%
                      Next $250 million             0.65
                      Next $500 million             0.60
                      Next $500 million             0.55
                      Over $1.5 billion             0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2007, the Fund paid $4,495,174 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the


                      57 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B, Class C and Class N shares were $34,043,579, $14,578,556 and $904,521, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
September 30, 2007       $ 582,011        $ 21,400       $ 549,685        $ 25,864         $ 2,650

--------------------------------------------------------------------------------
PAYMENTS, WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2007, OFS waived $7,371 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended September 30, 2007, the Manager waived $268,284 for IMMF management fees.

      The Distributor paid the Fund $144,064 in restitution as part of a settlement with respect to an investigation of certain agreements between the Distributor and various financial intermediaries that had selling agreements with the Distributor. The payment increased the Fund's total returns by less than 0.01%.

      During the year ended September 30, 2007, the Manager voluntarily reimbursed the Fund $15,312 for certain transactions. The payment increased the Fund's total return by less than .01%.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                      58 | OPPENHEIMER CHAMPION INCOME FUND

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of September 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                      59 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

As of September 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                UNREALIZED
                              EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION               DATES   CONTRACTS   SEPTEMBER 30, 2007   (DEPRECIATION)
-------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index     12/20/07         179         $ 68,829,975      $  (331,508)
U.S. Treasury Nts., 2 yr.       12/31/07         515          106,629,141          365,365
                                                                               ------------
                                                                                    33,857
                                                                               ------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       12/31/07         347           71,845,266         (216,728)
U.S. Treasury Nts., 5 yr.       12/31/07         617           66,038,281         (621,712)
U.S. Treasury Nts., 10 yr.      12/19/07         935          102,177,969          (25,321)
U.S. Treasury Nts., 30 yr.      12/19/07       1,269          141,295,219          699,504
                                                                               ------------
                                                                                  (164,257)
                                                                               ------------
                                                                               $  (130,400)
                                                                               ============

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counter-parties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds


                      60 | OPPENHEIMER CHAMPION INCOME FUND
to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of September 30, 2007 is as follows:

                                                          BUY/SELL  NOTIONAL        PAY/                    PREMIUM
                                             REFERENCE      CREDIT    AMOUNT     RECEIVE  TERMINATION         PAID/
COUNTERPARTY                                    ENTITY  PROTECTION    (000S)  FIXED RATE        DATES    (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                                          Beazer Homes
                                             USA, Inc.        Sell  $  4,580      4.7000%     9/20/08  $         --  $    (326,552)
                                       Citigroup, Inc.        Sell    24,850      3.2500      9/20/08            --         52,993
                            Constellation Brands, Inc.        Sell     4,735      1.0100      6/20/11            --        (42,240)
                            Constellation Brands, Inc.        Sell     4,060      1.0300      6/20/11            --        (33,472)
                             Merrill Lynch & Co., Inc.        Sell     7,440      0.6800      9/20/08            --         25,202
                               Residential Capital LLC        Sell     9,306      1.2200      3/20/08            --       (679,459)
                               Residential Capital LLC        Sell     7,246      1.7500      3/20/08            --       (511,150)
                               Residential Capital LLC        Sell     4,648      1.2000      3/20/08            --       (339,797)
                                       Six Flags, Inc.        Sell     2,905      7.0000      9/20/08            --        184,792
                                Smithfield Foods, Inc.        Sell     4,730      1.5000      3/20/12            --          4,749
                                        The Mosaic Co.        Sell     2,350      1.5000      9/20/12            --         47,666
-----------------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                                    Allied Waste North
                                         America, Inc.        Sell     1,000      1.8800      3/20/12            --        (23,814)
                                Amkor Technology, Inc.        Sell     1,355      2.0500      9/20/08            --         10,345
                                    Echostar DBS Corp.        Sell     3,100      1.9000      9/20/11            --        101,164
                                    Echostar DBS Corp.        Sell     2,275      1.9000      9/20/11            --         74,241
                                         El Paso Corp.        Sell     4,758      0.7200      6/20/11            --        (82,831)
                                         El Paso Corp.        Sell     4,270      0.7800      6/20/11            --        (65,673)
                                         El Paso Corp.        Sell     4,115      0.8200      6/20/11            --        (57,724)
                                 Ford Motor Credit Co.        Sell    13,200      2.3200      3/20/12            --       (658,629)
                                             Nalco Co.        Sell     2,200      3.6000      9/20/12            --         75,064
                                 Nortel Networks Corp.        Sell     8,855      1.8900      9/20/08            --         39,257
                                              NXP B.V.        Sell     7,050      4.6500      9/20/12            --       (187,766)
                                              NXP B.V.        Sell     1,375      4.5000      9/20/12            --        (44,471)
                                  Reliant Energy, Inc.        Sell     5,520      2.6000      9/20/11            --        (38,831)
                                  Reliant Energy, Inc.        Sell     2,300      2.4500      9/20/11            --        (28,065)
                                  Reliant Energy, Inc.        Sell     5,900      3.9000      9/20/11            --        225,887
                               The Williams Cos., Inc.        Sell     7,000      1.1100      3/20/12            --         91,408
                               The Williams Cos., Inc.        Sell     1,650      0.6500      3/20/12            --         (8,925)
                                           Tribune Co.        Sell     6,665      7.6000      9/20/08            --         75,636
                                           Tribune Co.        Sell     5,915      7.5000      9/20/08            --         55,271
                        Univision Communications, Inc.        Sell     2,301      1.1000      6/20/08            --        (13,527)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                                    ArvinMeritor, Inc.        Sell     4,610      1.4000      9/20/08            --           (543)
                                    ArvinMeritor, Inc.        Sell     4,330      1.6000      9/20/08            --          7,958
                                      CenturyTel, Inc.         Buy     5,750      0.3775      9/20/12            --          6,945
                                Charter Communications
                                          Holdings LLC         Buy     3,255      5.0000      9/20/10       207,506        168,244
                                Charter Communications
                                          Holdings LLC        Sell     3,255      5.0000      9/20/17      (651,000)      (570,181)
                                Charter Communications
                                          Holdings LLC         Buy       880      7.0000      9/20/10            --         (2,592)
                                Charter Communications
                                          Holdings LLC        Sell       880      5.0000      9/20/17      (176,000)      (151,494)


                      61 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                          BUY/SELL  NOTIONAL        PAY/                    PREMIUM
                                             REFERENCE      CREDIT    AMOUNT     RECEIVE  TERMINATION         PAID/
COUNTERPARTY                                    ENTITY  PROTECTION    (000S)  FIXED RATE        DATES    (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
Continued
                            Constellation Brands, Inc.        Sell  $  2,465      1.0000%     6/20/11  $         --  $     (18,488)
                            Constellation Brands, Inc.        Sell       120      1.0200      6/20/11            --           (813)
                                        CVRD Inco Ltd.         Buy     2,315      0.5800      3/20/17            --        (12,666)
                                        Dean Foods Co.        Sell     2,365      1.0000      6/20/11            --        (35,865)
                                        Dean Foods Co.        Sell     2,280      1.0200      6/20/11            --        (33,037)
                           Dow Jones CDX.NA.HY.7 Index        Sell     7,090      3.2500     12/20/11       262,921         71,517
                                    Echostar DBS Corp.        Sell     2,210      2.1300      9/20/11            --         85,748
                                         El Paso Corp.        Sell     2,400      0.7400      6/20/11            --        (51,376)
                                         El Paso Corp.        Sell     2,350      0.7700      6/20/11            --        (47,933)
                                          Embarq Corp.         Buy    10,520      0.7300      9/20/12            --        (74,028)
                                          Embarq Corp.         Buy     5,750      0.5700      9/20/12            --         (1,424)
                                 Ford Motor Credit Co.        Sell    10,100      2.3850      3/20/12            --       (482,212)
                                 Ford Motor Credit Co.        Sell     4,100      2.5500      3/20/12            --       (173,550)
                         Freescale Semiconductor, Inc.        Sell     2,360      3.2000      9/20/11            --       (108,088)
                         Freescale Semiconductor, Inc.        Sell     2,330      3.6000      9/20/11            --        (76,357)
                         Freescale Semiconductor, Inc.        Sell     1,410      3.5000      9/20/11            --        (50,829)
                                              GMAC LLC        Sell     9,605      1.3900      3/20/17            --       (906,917)
                                             Nalco Co.        Sell     4,425      3.4000      9/20/12            --        100,376
                                             Nalco Co.        Sell     2,165      3.6000      9/20/12            --         66,576
                                              NXP B.V.        Sell     2,360      4.0000      9/20/12            --        (89,384)
                                              NXP B.V.        Sell     2,060      5.2500      9/20/12            --         21,373
                                              NXP B.V.        Sell     1,770      6.2000      9/20/12            --         83,269
                                              NXP B.V.        Sell     1,410      4.4000      9/20/12            --        (31,633)
                                              NXP B.V.        Sell     1,400      4.0800      9/20/12            --        (48,701)
                               Residential Capital LLC        Sell     4,648      1.3000      3/20/08            --       (181,964)
                                Smithfield Foods, Inc.        Sell     4,650      1.4900      3/20/12            --          2,614
                                     The Goodyear Tire
                                          & Rubber Co.        Sell     2,990      1.5500      9/20/08            --         30,524
                               The Williams Cos., Inc.        Sell     5,500      1.1500      3/20/12            --         77,999
                                     Toys "R" Us, Inc.        Sell     2,495      2.8000      9/20/08            --        (21,695)
                                             TXU Corp.        Sell     4,765      1.5300      6/20/11            --       (361,568)
                                             TXU Corp.        Sell     2,380      1.6100      6/20/11            --       (174,564)
                                    Vale Overseas Ltd.        Sell     2,315      1.0300      3/20/17            --        (23,481)
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                  ABX.HE.AA.06-2 Index        Sell     5,710      0.1700      5/25/46      (685,146)      (599,710)
                                      CenturyTel, Inc.         Buy    10,520      0.5300      9/20/12            --        (49,252)
                                      CenturyTel, Inc.         Buy     8,625      0.4250      9/20/12            --           (692)
                                      Countrywide Home
                                           Loans, Inc.        Sell    24,825      2.5500      9/20/08            --       (570,452)
                                      Countrywide Home
                                           Loans, Inc.        Sell     1,830      3.2500      9/20/08            --        (29,813)
                                        CVRD Inco Ltd.         Buy     4,715      0.4200      3/20/17            --         37,890
                                        CVRD Inco Ltd.         Buy     4,565      0.6300      3/20/17            --        (36,632)
                                             Dow Jones
                                     CDX.NA.HY.7 Index        Sell    19,865      3.2500     12/20/11       736,660        196,898
                                    Echostar DBS Corp.        Sell     1,200      1.6000      9/20/11            --         27,557
                                          Embarq Corp.         Buy     8,625      0.6100      9/20/12            --          2,441
                                        Ford Motor Co.        Sell    17,975      5.8500     12/20/16            --       (152,560)
                                        Ford Motor Co.        Sell    14,385      5.8000     12/20/16            --       (157,989)
                                        Ford Motor Co.        Sell    12,110      6.0000     12/20/16            --        (12,120)
                                 Ford Motor Credit Co.        Sell    21,350      2.3900      3/20/12            --     (1,008,765)


                      62 | OPPENHEIMER CHAMPION INCOME FUND

                                                          BUY/SELL  NOTIONAL        PAY/                    PREMIUM
                                             REFERENCE      CREDIT    AMOUNT     RECEIVE  TERMINATION         PAID/
COUNTERPARTY                                    ENTITY  PROTECTION    (000S)  FIXED RATE        DATES    (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Continued
                                 Ford Motor Credit Co.        Sell  $  7,120      2.3400%     3/20/12  $         --  $    (238,511)
                                  General Motors Corp.        Sell    11,510      4.6800     12/20/16            --       (119,880)
                                  General Motors Corp.        Sell     9,690      4.7500     12/20/16            --        (65,080)
                                              GMAC LLC        Sell     9,315      1.3700      3/20/17            --       (956,701)
                                            Lear Corp.        Sell     4,450      2.4000      9/20/08            --         61,246
                                       Lehman Brothers
                                        Holdings, Inc.        Sell     3,720      1.4100      9/20/08            --         21,670
                                            MBIA, Inc.        Sell     3,770      1.5200      9/20/08            --         (3,859)
                                          Mediacom LLC        Sell       900      4.9000      9/20/12            --         17,503
                                             SLM Corp.        Sell     2,985      2.0100      9/20/09            --         23,829
                               The Williams Cos., Inc.        Sell     6,100      1.0200      3/20/12            --         57,391
                                             TXU Corp.        Sell     5,635      2.5500      9/20/08            --         (4,679)
                                    Vale Overseas Ltd.        Sell     4,715      1.0000      3/20/17            --        (22,955)
                                    Vale Overseas Ltd.        Sell     4,565      1.0500      3/20/17            --         (5,549)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                                Amkor Technology, Inc.        Sell     1,535      2.6500      9/20/08            --         15,203
                                    ArvinMeritor, Inc.        Sell     4,615      1.6000      9/20/08            --         14,252
                                    ArvinMeritor, Inc.        Sell     3,015      2.2500      9/20/08            --         28,476
                                Beazer Homes USA, Inc.        Sell     4,720      2.5000      6/20/08            --       (425,242)
                                Beazer Homes USA, Inc.        Sell     4,580      4.8000      9/20/08            --       (448,813)
                                Beazer Homes USA, Inc.        Sell     4,200      2.6500      9/20/08            --       (485,153)
                            Constellation Brands, Inc.        Sell     1,725      1.9000      6/20/11            --         31,876
                                      First Data Corp.        Sell     3,015      1.3500      9/20/08            --        (35,862)
                                      First Data Corp.        Sell       890      3.0000      9/20/08            --          3,655
                                        Ford Motor Co.        Sell     2,500      6.4000     12/20/17            --         41,659
                         Freescale Semiconductor, Inc.        Sell     6,525      3.8500      9/20/11            --        (82,203)
                         Freescale Semiconductor, Inc.        Sell     4,650      3.6000      9/20/11            --       (142,630)
                         Freescale Semiconductor, Inc.        Sell     2,210      3.7500      9/20/11            --        (57,267)
                         Freescale Semiconductor, Inc.        Sell     1,400      3.7000      9/20/11            --        (25,327)
                                  General Motors Corp.        Sell     2,500      5.9500     12/20/17            --        124,859
                                  General Motors Corp.        Sell     9,690      4.9500     12/20/16            --        (54,670)
                                              GMAC LLC        Sell    15,150      1.3900      3/20/17            --     (1,570,833)
                                              GMAC LLC        Sell     5,660      1.3900      3/20/17            --       (586,859)
                                              GMAC LLC        Sell     4,650      1.3900      3/20/17            --       (482,137)
                                              GMAC LLC        Sell     2,115      1.3700      3/20/17            --       (221,506)
                        K. Hovnanian Enterprises, Inc.        Sell     9,195      1.8000      6/20/08            --       (497,360)
                        K. Hovnanian Enterprises, Inc.        Sell     9,189      2.0000      6/20/08            --       (484,364)
                        K. Hovnanian Enterprises, Inc.        Sell     6,661      2.0000      6/20/08            --       (351,110)
                                            Lear Corp.        Sell     2,165      2.2500      9/20/08            --         13,059
                        Lehman Brothers Holdings, Inc.        Sell     3,770      0.8000      9/20/10            --        (14,157)
                                          Lennar Corp.        Sell     4,375      2.9000     12/20/08            --        (53,310)
                                             Nalco Co.        Sell     2,365      3.7000      9/20/12            --         72,577
                               Residential Capital LLC        Sell     4,638      1.1800      3/20/08            --       (288,630)
                               Residential Capital LLC        Sell     4,320      1.3600      3/20/08            --       (265,247)
                                        Sara Lee Corp.         Buy     2,455      0.4190      9/20/12            --        (14,813)
                               Smurfit-Stone Container
                                     Enterprises, Inc.        Sell     2,980      1.4500      9/20/08            --         13,170
                                Standard Pacific Corp.        Sell     3,015      6.6500      9/20/08            --       (195,340)
                                Standard Pacific Corp.        Sell    19,931      2.2000      6/20/08            --     (1,561,168)
                                        The Mosaic Co.        Sell     2,250      1.6000      9/20/12            --         58,062
                                        The Mosaic Co.        Sell     1,350      2.0000      9/20/12            --         33,055
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International                    ABX.HE.AA.06-2 Index         Sell     2,095      0.1700      5/25/46      (172,610)      (209,470)


                      63 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                          BUY/SELL  NOTIONAL        PAY/                    PREMIUM
                                             REFERENCE      CREDIT    AMOUNT     RECEIVE  TERMINATION         PAID/
COUNTERPARTY                                    ENTITY  PROTECTION    (000S)  FIXED RATE        DATES    (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase
Bank NA, NY Branch:
                                       Citigroup, Inc.        Sell  $  4,520      1.3000%     9/20/08  $         --  $     (49,228)
                                      Countrywide Home
                                           Loans, Inc.        Sell     9,380      1.8000      9/20/08            --       (301,249)
                                        CVRD Inco Ltd.         Buy     2,355      0.5200      3/20/17            --         (4,546)
                                        Dean Foods Co.        Sell     6,145      1.0800      6/20/11            --        (89,000)
                                        Dean Foods Co.        Sell     4,795      1.0300      6/20/11            --        (77,507)
                                        Dean Foods Co.        Sell     4,795      1.0600      6/20/11            --        (72,671)
                                        Dean Foods Co.        Sell     2,400      1.0500      6/20/11            --        (37,180)
                                   Dole Food Co., Inc.        Sell       810      2.3800      9/20/08            --         (4,374)
                                        Ford Motor Co.        Sell    12,110      6.0000     12/20/16            --         (5,103)
                                  General Motors Corp.        Sell    14,375      4.7500     12/20/16            --       (200,298)
                        Lehman Brothers Holdings, Inc.        Sell    29,550      1.5500      9/20/08            --        218,872
                                          Mediacom LLC        Sell     2,200      5.2500      9/20/12            --         34,362
                             Merrill Lynch & Co., Inc.        Sell    29,550      0.8000      9/20/08            --         89,686
                                        Morgan Stanley        Sell    31,060      0.7500      9/20/08            --         78,638
                                        Morgan Stanley        Sell     4,400      0.7500      9/20/08            --         11,593
                                        Rite Aid Corp.        Sell     2,250      1.4000      9/20/08            --        (16,618)
                           The Bear Stearns Cos., Inc.        Sell     7,530      2.7000      9/20/08            --        127,639
                                        The Mosaic Co.        Sell     2,345      1.5000      9/20/12            --         61,772
                                        The Mosaic Co.        Sell     2,330      1.3500      9/20/12            --         45,997
                                        The Mosaic Co.        Sell     4,480      1.5000      9/20/12            --        118,013
                                     Toys "R" Us, Inc.        Sell     2,300      1.9200      9/20/08            --        (17,236)
                                           Tribune Co.        Sell     4,560      8.5000      9/20/08            --            868
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc:
                                  ABX.HE.AA.06-2 Index        Sell     2,500      0.1700      5/25/46      (612,358)      (272,383)
                                          Allied Waste
                                   North America, Inc.        Sell     4,650      1.8800      3/20/12            --       (142,459)
                                          Allied Waste
                                   North America, Inc.        Sell     1,600      1.8800      3/20/12            --        (49,018)
                                Amkor Technology, Inc.        Sell     2,093      2.5000      9/20/08            --         23,786
                                    ArvinMeritor, Inc.        Sell     4,645      1.1500      9/20/08            --        (14,787)
                                    ArvinMeritor, Inc.        Sell     4,210      2.2000      9/20/08            --         29,627
                                    ArvinMeritor, Inc.        Sell     2,286      3.0000      9/20/08            --         33,887
                                Beazer Homes USA, Inc.        Sell     6,810      5.4000      9/20/08            --       (493,402)
                                Beazer Homes USA, Inc.        Sell     4,885      2.6500      6/20/08            --       (316,193)
                                Beazer Homes USA, Inc.        Sell     3,015      5.0000      9/20/08      (301,500)      (228,681)
                                Beazer Homes USA, Inc.        Sell     2,400      2.3300      6/20/08            --       (160,480)
                             Cablevision Systems Corp.        Sell     4,735      3.1300     12/20/10            --         (6,751)
                             Cablevision Systems Corp.        Sell     1,180      3.4000     12/20/10            --          7,757
                                          Centex Corp.        Sell     3,010      1.7500      9/20/09            --        (15,272)
                                Charter Communications
                                          Holdings LLC         Buy     2,210      7.2500      9/20/10            --        (90,404)
                                Charter Communications
                                          Holdings LLC        Sell     2,210      5.0000      9/20/12      (331,500)      (254,669)
                                Charter Communications
                                          Holdings LLC         Buy     2,205      7.6000      9/20/10            --       (108,601)
                                Charter Communications
                                          Holdings LLC        Sell     2,205      5.0000      9/20/12      (352,800)      (255,606)
                                Charter Communications
                                          Holdings LLC         Buy     1,670      7.4000      9/20/10            --        (67,574)


                      64 | OPPENHEIMER CHAMPION INCOME FUND

                                                          BUY/SELL  NOTIONAL        PAY/                    PREMIUM
                                             REFERENCE      CREDIT    AMOUNT     RECEIVE  TERMINATION         PAID/
COUNTERPARTY                                    ENTITY  PROTECTION    (000S)  FIXED RATE        DATES    (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc:
Continued
                                Charter Communications
                                          Holdings LLC        Sell  $  1,670      5.0000%     9/20/12  $   (250,500) $    (197,485)
                            Constellation Brands, Inc.        Sell     4,770      1.0000      6/20/11            --        (46,425)
                                   Dole Food Co., Inc.        Sell     4,345      3.2000      9/20/08            --          8,767
                                   Dole Food Co., Inc.        Sell     2,955      5.2500      9/20/08            --         64,537
                           Dow Jones CDX.NA.HY.7 Index        Sell     4,642      3.2500     12/20/11        89,874         43,516
                           Dow Jones CDX.NA.HY.7 Index        Sell     4,642      3.2500     12/20/11        89,874         43,516
                                     D.R. Horton, Inc.        Sell     5,735      4.2000     12/20/08            --         (3,335)
                                    Echostar DBS Corp.        Sell     1,570      1.6000      9/20/11            --         31,772
                                         El Paso Corp.        Sell     7,137      0.7300      6/20/11            --        (70,994)
                                         El Paso Corp.        Sell     2,370      0.8000      6/20/11            --        (17,900)
                                      First Data Corp.        Sell     4,485      2.7500      9/20/08            --         17,251
                                      First Data Corp.        Sell     4,485      3.5000      9/20/08            --         49,817
                                      First Data Corp.        Sell     2,400      3.0000      9/20/08            --         15,041
                                      First Data Corp.        Sell     2,100      3.0000      9/20/08            --         13,161
                                             Freescale
                                   Semiconductor, Inc.        Sell     3,300      3.5500      9/20/11            --       (104,107)
                                             Freescale
                                   Semiconductor, Inc.        Sell     2,340      3.7200      9/20/11            --        (60,775)
                                              GMAC LLC        Sell     4,985      1.4000      3/20/17            --       (575,737)
                                              GMAC LLC        Sell     4,650      1.4000      3/20/17            --       (537,048)
                                    Harrah's Operating
                                             Co., Inc.        Sell     5,600      2.3000      9/20/08            --         33,147
                                          K. Hovnanian
                                     Enterprises, Inc.        Sell     6,820      4.2200      9/20/08            --       (333,552)
                                          K. Hovnanian
                                     Enterprises, Inc.        Sell     3,015      7.5000      9/20/08            --        (58,908)
                                            Lear Corp.        Sell     4,490      2.0000      9/20/08            --         22,840
                                            Lear Corp.        Sell     4,475      3.7000      9/20/08            --         96,765
                                            Lear Corp.        Sell     4,410      2.5000      9/20/08            --         11,841
                                            Lear Corp.        Sell     4,395      2.1000      9/20/08            --         26,632
                                          Lennar Corp.        Sell    17,715      2.9000     12/20/08            --       (110,751)
                                    Levi Strauss & Co.        Sell     2,930      1.6000      9/20/08            --         11,962
                                            MBIA, Inc.        Sell    24,915      1.9500      9/20/08            --         21,143
                                          Mediacom LLC        Sell     2,830      5.0000      9/20/12            --         80,890
                                          Mediacom LLC        Sell     2,170      4.8000      9/20/12            --         50,368
                                          Mediacom LLC        Sell     1,500      4.8000      9/20/12            --         31,068
                                          Mediacom LLC        Sell     1,207      5.8000      9/20/12            --         72,506
                                          Mediacom LLC        Sell       865      4.7500      9/20/12            --         17,903
                                          Mediacom LLC        Sell       705      4.7500      9/20/12            --         14,592
                                        Morgan Stanley        Sell     7,485      0.6400      9/20/08            --         22,260
                                             Nalco Co.        Sell     1,325      3.4000      9/20/12            --         28,086
                                 Nortel Networks Corp.        Sell     4,435      1.8500      9/20/08            --          6,327
                                              NXP B.V.        Sell     3,285      4.1500      9/20/12            --       (174,824)
                                              NXP B.V.        Sell     2,230      4.4500      9/20/12            --        (93,544)
                                              NXP B.V.        Sell     2,020      5.9500      9/20/12            --         29,104
                                     Pulte Homes, Inc.        Sell     4,525      2.8500      9/20/09            --       (104,272)
                                  Quebecor World, Inc.        Sell     3,010      2.8500      9/20/08            --         27,299
                                  Reliant Energy, Inc.        Sell     3,925      2.1500      9/20/11            --        (76,540)
                                  Reliant Energy, Inc.        Sell     2,250      2.5000      9/20/11            --        (14,564)
                                        Rite Aid Corp.        Sell     5,400      1.3500      9/20/08            --        (57,933)
                                        Rite Aid Corp.        Sell     2,930      3.2500      9/20/08            --         22,510
                                        Rite Aid Corp.        Sell     2,320      1.3500      9/20/08            --        (24,889)
                                        Rite Aid Corp.        Sell       525      1.4500      9/20/08            --         (5,124)


                      65 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                          BUY/SELL  NOTIONAL        PAY/                    PREMIUM
                                             REFERENCE      CREDIT    AMOUNT     RECEIVE  TERMINATION         PAID/
COUNTERPARTY                                    ENTITY  PROTECTION    (000S)  FIXED RATE        DATES    (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc:
Continued
                                            Saks, Inc.        Sell  $  2,930      1.7000%     9/20/08  $         --  $      19,076
                                       Six Flags, Inc.        Sell     7,590      5.2200      9/20/08            --         56,919
                                       Six Flags, Inc.        Sell     2,465      7.0000      9/20/08            --         74,610
                                       Six Flags, Inc.        Sell     1,950      5.0000      9/20/08            --         17,753
                                Smithfield Foods, Inc.        Sell     6,100      1.5800      3/20/12            --          4,022
                                Tenet Healthcare Corp.        Sell     3,015      4.9000      3/20/09            --         (4,283)
                           The Bear Stearns Cos., Inc.        Sell    29,535      1.6000      9/20/08            --        142,948
                                        The Mosaic Co.        Sell     4,725      1.2000      9/20/12            --         72,173
                                     Toys "R" Us, Inc.        Sell     6,250      1.9500      9/20/08            --        (57,210)
                                     Toys "R" Us, Inc.        Sell     4,660      1.8500      9/20/08            --        (47,158)
                                     Toys "R" Us, Inc.        Sell     3,015      3.2500      9/20/08            --         10,241
                                     Toys "R" Us, Inc.        Sell     1,990      4.3000      9/20/08            --         26,931
                                           Tribune Co.        Sell     2,935      7.5500      9/20/08            --          4,164
                                           Tribune Co.        Sell     2,205      7.4500      9/20/08            --         11,415
                                           Tribune Co.        Sell     1,180      7.5500      9/20/08            --          1,431
                                             Univision
                                  Communications, Inc.        Sell     4,594      1.1500      6/20/08            --        (25,274)
                                             Univision
                                  Communications, Inc.        Sell     2,301      1.1000      6/20/08            --        (13,506)
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:
                                    Echostar DBS Corp.        Sell     2,215      2.0500      9/20/11            --         69,046
                                  Reliant Energy, Inc.        Sell     1,965      2.0500      9/20/11            --        (47,041)
                                             TXU Corp.        Sell     6,785      2.0600      6/20/11            --       (412,960)
                                             TXU Corp.        Sell     6,000      1.6200      6/20/11            --       (448,934)
                                             TXU Corp.        Sell     4,760      1.5300      6/20/11            --       (369,744)
                                             TXU Corp.        Sell     4,745      1.5800      6/20/11            --       (361,053)
                                             TXU Corp.        Sell     4,745      1.5900      6/20/11            --       (359,548)
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co.
International Ltd.:
                                 J.C. Penney Co., Inc.        Sell     1,870      1.0700     12/20/17            --         (5,641)
                                          Kohl's Corp.         Buy     2,805      0.6600     12/20/17            --            (52)
                                          Lennar Corp.        Sell     8,835      2.9000     12/20/08            --        (71,318)
                                     Massey Energy Co.        Sell     3,860      5.1000      9/20/12            --        145,646
                                     Massey Energy Co.        Sell       925      5.2300      9/20/12            --         38,766
                               Residential Capital LLC        Sell     4,525      6.2000      9/20/08            --       (226,918)
                                        Sara Lee Corp.         Buy     3,160      0.4180      9/20/12            --        (27,998)
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                                  ABX.HE.AA.06-2 Index        Sell     3,570      0.1700      5/25/46      (356,983)      (388,964)
                                  ABX.HE.AA.06-2 Index        Sell     1,845      0.1700      5/25/46      (147,400)      (201,019)
                                        Companhia Vale
                                           Do Rio Doce        Sell     4,675      0.9200      3/20/17            --        (40,946)
                                        Companhia Vale
                                           Do Rio Doce        Sell     4,665      0.9700      3/20/17            --        (24,202)
                                        Companhia Vale
                                           Do Rio Doce        Sell     4,495      1.0400      3/20/17            --          2,735
                                        Companhia Vale
                                           Do Rio Doce        Sell     2,355      1.0600      3/20/17            --          2,917


                      66 | OPPENHEIMER CHAMPION INCOME FUND

                                                          BUY/SELL  NOTIONAL        PAY/                    PREMIUM
                                             REFERENCE      CREDIT    AMOUNT     RECEIVE  TERMINATION         PAID/
COUNTERPARTY                                    ENTITY  PROTECTION    (000S)  FIXED RATE        DATES    (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
Continued
                                        CVRD Inco Ltd.         Buy  $  4,675      0.5200%     3/20/17  $         --  $      11,358
                                        CVRD Inco Ltd.         Buy     4,665      0.5200      3/20/17            --         11,333
                                        CVRD Inco Ltd.         Buy     4,495      0.6000      3/20/17            --        (15,469)
                                        Dean Foods Co.        Sell     4,790      0.9500      6/20/11            --        (76,135)
                                        Ford Motor Co.        Sell    12,110      6.1500     12/20/16            --         90,466
                                        Ford Motor Co.        Sell       835      5.9000     12/20/16            --        (11,872)
                                  General Motors Corp.        Sell     9,690      4.9000     12/20/16            --        (31,693)
                                  General Motors Corp.        Sell       655      4.6200     12/20/16            --        (37,138)
                                              NXP B.V.        Sell       760      4.9500      9/20/12            --        (12,052)
                               Residential Capital LLC        Sell    13,380      6.1700      9/20/08            --       (674,477)
                               Residential Capital LLC        Sell     4,380      6.2500      9/20/08            --       (217,736)
                                Smithfield Foods, Inc.        Sell     4,850      1.5100      3/20/12            --         10,527
                                Smithfield Foods, Inc.        Sell     1,600      1.7700      3/20/12            --         19,890
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                                       Lehman Brothers
                                        Holdings, Inc.        Sell    11,820      1.5500      9/20/08            --         87,248
                                     Massey Energy Co.        Sell     2,195      5.1000      9/20/12            --         73,707
                                     Massey Energy Co.        Sell       630      5.0500      9/20/12            --         19,984
                                        The Mosaic Co.        Sell     2,825      1.6500      9/20/12            --         84,247
                                        The Mosaic Co.        Sell     2,300      1.7800      9/20/12            --         80,460
                                                                                                       ----------------------------
                                                                                                       $ (2,650,962) $ (24,023,040)
                                                                                                       ============================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).


                      67 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

As of September 30, 2007, the Fund had entered into the following total return swap agreements:

                                                                           RECEIVED
SWAP                         NOTIONAL                                        BY THE   TERMINATION
COUNTERPARTY                   AMOUNT        PAID BY THE FUND                  FUND         DATES       VALUE
--------------------------------------------------------------------------------------------------------------
                                                                   If positive, the
                                             If negative, the   Total Return of the
                                        absolute value of the       Lehman Brothers
                                              Lehman Brothers         U.S. CMBS AAA
Lehman Brothers                                 U.S. CMBS AAA       8.5+ Index plus
Special Financing, Inc.  $ 41,800,000              8.5+ Index     37.5 basis points        2/1/08   $ 285,443
--------------------------------------------------------------------------------------------------------------
                                                                   If positive, the
                                             If negative, the   Total Return of the
                                        absolute value of the       Lehman Brothers
                                              Lehman Brothers         U.S. CMBS AAA
                                                U.S. CMBS AAA      8.5+ Index minus
UBS AG                     37,700,000              8.5+ Index     32.5 basis points        2/1/08     240,423
                                                                                                    ----------
                                                                                                    $ 525,866
                                                                                                    ==========

Abbreviation is as follows:

CMBS    Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
10. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund


                      68 | OPPENHEIMER CHAMPION INCOME FUND
continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had on loan securities valued at $11,760,525, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $11,760,525 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

--------------------------------------------------------------------------------
11. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
12. ACQUISITION OF OPPENHEIMER HIGH YIELD FUND

On October 12, 2006, the Fund acquired all of the net assets of Oppenheimer High Yield Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer High Yield Fund shareholders on October 6, 2006. The Fund issued (at an exchange ratio of 1.002190 for Class A, 0.987734 for Class B, 1.000555 for Class C, 1.004023 for Class N and 0.994003 for Class Y of the Fund to one share of Oppenheimer High Yield Fund) 108,025,333; 17,042,821; 12,784,836; 1,906,127
and 14,000,558 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $1,011,117,121, $159,350,375, $119,538,213, $17,841,351 and $131,045,225 in exchange for


                      69 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. ACQUISITION OF OPPENHEIMER HIGH YIELD FUND Continued

the net assets, resulting in combined Class A net assets of $1,902,537,798, Class B net assets of $357,014,957, Class C net assets of $307,592,608, Class N net assets of $49,937,524 and Class Y net assets of $133,635,056 on October 12, 2006. The net assets acquired included net unrealized depreciation of $16,053,542 and an unused capital loss carryforward of $602,679,762, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                      70 | OPPENHEIMER CHAMPION INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CHAMPION INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Champion Income Fund (the "Fund"), including the statement of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 14, 2007


                      71 | OPPENHEIMER CHAMPION INCOME FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2007 which are not designated as capital gain distributions should be multiplied by 0.65% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,070,748 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2007, $152,839,402 or 85.55% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      72 | OPPENHEIMER CHAMPION INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      73 | OPPENHEIMER CHAMPION INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact


                      74 | OPPENHEIMER CHAMPION INCOME FUND
that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Tom Swaney, Angelo Manioudakis and the Manager's Core Plus investment team and analysts. Messrs. Swaney and Manioudakis have been portfolio managers of the Fund since November 2006. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load high current yield funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year, and ten-year performance were below its peer group median. The Board also noted, however, that the Manager recently changed the portfolio management team responsible for the investment performance of the Fund. In addition, the Board considered that while the Fund's performance was below its peer group median, there was relatively small dispersion between the best and worst performers in the peer group. The Board concluded that it was reasonable to allow the new investment team time to improve the Fund's performance and will continue to monitor the performance of the Fund.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the


                      75 | OPPENHEIMER CHAMPION INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other high current yield funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are higher than its peer group median. The Board also considered, however, that after the Fund's acquisition of another fund in October 2006, the six-month expense ratio of the Fund was only one basis point above that of the peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      76 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage
Chairman of the Board of           Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994),
Trustees (since 2003),             Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media
Trustee (since 2000)               Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of
Age: 70                            Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                   Campus Crusade for Christ (non-profit) (since 1991); Former Director, The Lynde and
                                   Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003),
                                   Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000);
                                   former Director of the following: UNUMProvident (insurance company) (1991-2004),
                                   Storage Technology Corporation (computer equipment company) (1991-2003) and
                                   International Family Entertainment (television channel) (1992-1997); U.S. Senator
                                   (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of the Manager (December 1991-April 1999); President,
Trustee (since 1998)               Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief
Age: 71                            Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999);
                                   Mr. Bowen held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (September 1987-April 1999). Oversees 38
                                   portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical site) (June
Trustee (since 2000)               2000-May 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June
Age: 69                            1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services
                                   Group (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)               Northwestern Energy Corp. (public utility corporation) (since November 2004); Director
Age: 65                            of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk
                                   Foundation (non-profit organization) (February 1998-February 2003 and since February
                                   2005); Chairman and Director (until October 1996) and President and Chief Executive
                                   Officer (until October 1995) of the Manager; President, Chief Executive Officer and
                                   Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial
                                   Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr.
Trustee (since 1996)               Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 67                            companies of the Manager (until October 1994). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)               (since February 2000); Board Member of Middlebury College (educational organization)
Age: 61                            (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of


                      77 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,               Trustees (since 2006) of the Community Hospital of Monterey Peninsula; Director
Continued                          (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging Markets
                                   Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company
                                   (February 1991-April 2000); Member of the investment committees of The Rockefeller
                                   Foundation (since 2001) and The University of Michigan (since 2000); Advisor at Credit
                                   Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January
                                   2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004);
                                   Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004);
                                   Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to
                                   Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones Knowledge, Inc. (since 2006); Director of Jones International
Trustee (since 2002)               University (educational organization) (since August 2005); Chairman, Chief Executive
Age: 63                            Officer and Director of Steele Street State Bank (commercial banking) (since August
                                   2003); Director of Colorado UpLift (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank)
                                   (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of
                                   U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)               (investment company) (since 1996) and MML Series Investment Fund (investment company)
Age: 65                            (since 1996); Trustee of Worcester Polytech Institute (since 1985); Chairman (since
                                   1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since
                                   January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples Heritage
                                   Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                   TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS
                                   AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                   AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director of the Manager (since June 2001);
Trustee, President and             President of the Manager (September 2000-March 2007); President and director or trustee
Principal Executive Officer        of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp.
(since 2001)                       ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership Holdings,
Age: 58                            Inc. (holding company subsidiary of the Manager) (since July 2001); Director of
                                   OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November
                                   2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                   (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                   Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                   Management


                      78 | OPPENHEIMER CHAMPION INCOME FUND

JOHN V. MURPHY,                    Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
Continued                          Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                   President (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                   Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance
                                   Company (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                   Corporation (holding company parent of Babson Capital Management LLC) (since June
                                   1995); Chairman (since October 2007) and Member of the Investment Company Institute's
                                   Board of Governors (since October 2003); Chief Operating Officer of the Manager
                                   (September 2000-June 2001). Oversees 102 portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK,
OF THE FUND                        GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK,
                                   NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES,
                                   6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924; FOR MESSRS. MANIOUDAKIS, BOMFIM,
                                   CAAN, GORD AND SWANEY, 470 ATLANTIC AVENUE, 11TH FLOOR, BOSTON, MASSACHUSETTS 02210.
                                   EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                   DEATH OR REMOVAL.

ANGELO G. MANIOUDAKIS,             Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President and Portfolio       Management Corporation (since April 2002) and of OFI Institutional Asset Management,
Manager (since 2006)               Inc. (since June 2002); Executive Director and portfolio manager for Miller, Anderson &
Age: 41                            Sherrerd, a division of Morgan Stanley Investment Management (August 1993-April 2002).
                                   An officer of 15 portfolios in the OppenheimerFunds complex.

ANTULIO N. BOMFIM,                 Vice President of the Manager (since October 2003); Senior Economist at the Board of
Vice President and Portfolio       Governors of the Federal Reserve System from June 1992 to October 2003. A portfolio
Manager (since 2006)               manager of 12 portfolios in the OppenheimerFunds complex.
Age: 40

GEOFFREY CAAN,                     Vice President and Portfolio Manager of the Manager (since August 2003); Vice President
Vice President and Portfolio       of ABN AMRO NA, Inc. (June 2002-August 2003); Vice President of Zurich Scudder
Manager (since 2006)               Investments (January 1999-June 2002). A portfolio manager of 12 portfolios in the
Age: 38                            OppenheimerFunds complex.

BENJAMIN J. GORD,                  Vice President of the Manager (since April 2002), of HarbourView Asset Management
Vice President and Portfolio       Corporation (since April 2002) and of OFI Institutional Asset Management, Inc. (as of
Manager (since 2006)               June 2002); Executive Director and senior fixed income analyst at Miller Anderson &
Age: 45                            Sherrerd, a division of Morgan Stanley Investment Management (April 1992-March 2002). A
                                   portfolio manager of 12 portfolios in the OppenheimerFunds complex.

THOMAS SWANEY,                     Vice President of the Manager (since April 2006); senior analyst, high grade investment
Vice President and Portfolio       team (June 2002-March 2006); senior fixed income analyst at Miller Anderson & Sherrerd,
Manager (since 2006)               a division of Morgan Stanley Investment Management (May 1998-May 2002). A portfolio
Age: 35                            manager of 12 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief           Chief Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer                 Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of
(since 2004)                       OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Age: 57                            Shareholder Services, Inc. (since June 1983). Former Vice President and Director of
                                   Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the
                                   OppenheimerFunds complex.


                      79 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal            following: HarbourView Asset Management Corporation, Shareholder Financial Services,
Financial & Accounting             Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and
Officer (since 1999)               Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
Age: 48                            Inc. (since March 2000), OppenheimerFunds International Ltd. (since May 2000),
                                   OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                   November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of
                                   OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                   Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                   Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                   2000-June 2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                                   Fund Services Division (March 1995-March 1999). An officer of 102 portfolios in the
                                   OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Vice President of the Manager (since February 2007); Assistant Vice President of the
Assistant Treasurer                Manager (August 2002-February 2007); Manager/Financial Product Accounting of the
(since 2004)                       Manager (November 1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds
Age: 37                            complex.

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
(since 2005)                       Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund
Age: 37                            Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Vice President and Secretary       the Manager; General Counsel and Director of the Distributor (since December 2001);
(since 2001)                       General Counsel of Centennial Asset Management Corporation (since December 2001);
Age: 59                            Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                   (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                   Assistant Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                   Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                   Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                   General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                   Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                   Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                   Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                   November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                   Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                   2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                   Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                   1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                   2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                   officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                       2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 39                            (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                   Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.


                      80 | OPPENHEIMER CHAMPION INCOME FUND

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary                First Vice President (2000-September 2004), Director (2000-September 2004) and Vice
(since 2004)                       President (1998-2000) of Merrill Lynch Investment Management. An officer of 102
Age: 43                            portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary                October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                       (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 42                            Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                   Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                                   Program and Shareholder Financial Services, Inc. (since December 2001); Assistant
                                   Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the
                                   OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                      81 | OPPENHEIMER CHAMPION INCOME FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $43,750 in fiscal 2007 and $32,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed not such fees for 2007 and $40,000 for 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Review of management's assessment of the financial statements disclosure impacts of an IRS private letter ruling.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $6,541 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and no such fees in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include compliance review and professional services for 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and $46,541 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007